Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (98.35%)
Argentina (0.85%)
Globant SA(a)	24,017	$5,743,906

Bangladesh (0.68%)
Square Pharmaceuticals, Ltd.	1,759,296	4,605,161

Brazil (8.95%)
Arco Platform, Ltd., Class A(a)	110,316	3,210,196
Blau Farmaceutica SA(a)	410,000	4,070,676
Fleury SA	1,035,600	4,668,725
Hypera SA	680,200	4,658,519
Instituto Hermes Pardini SA	1,092,400	4,142,447
Locaweb Servicos de Internet SA(b)(c)	1,665,100	7,995,805
Magazine Luiza SA	668,600	2,644,489
Neogrid Participacoes SA	2,019,000	2,364,691
Pagseguro Digital, Ltd., Class A(a)	205,306	11,382,165
Patria Investments, Ltd.	321,140	5,025,841
Raia Drogasil SA	507,000	2,461,869
TOTVS SA	607,700	4,110,646
Vasta Platform(a)	192,634	1,356,143
Westwing Comercio Varejista Ltda(a)	1,323,500	2,241,304
		60,333,516

China (18.13%)
Alibaba Group Holding, Ltd.(a)	101,800	2,475,850
ANTA Sports Products, Ltd.	232,000	5,054,284
Baozun, Inc.(a)	440,500	3,741,145
Chaoju Eye Care Holdings, Ltd.(a)	1,649,500	3,056,536
CSPC Pharmaceutical Group, Ltd.	4,336,720	5,848,404
Fu Shou Yuan International Group, Ltd.	4,638,000	4,422,457
Guangzhou KDT Machinery Co., Ltd.	728,171	3,426,395
Hangzhou Robam Appliances Co., Ltd., Class A	1,123,400	6,777,323
Hangzhou Tigermed Consulting Co., Ltd., Class A	125,050	3,052,504
JD.com, Inc., Class A(a)	91,900	3,271,014
Jiangsu Hengrui Medicine Co., Ltd., Class A	210,096	1,769,593
Li Ning Co., Ltd.	599,700	6,320,227
Man Wah Holdings, Ltd.	2,750,000	5,513,341
ManpowerGroup Greater China, Ltd.(c)	2,266,500	2,712,398
O2Micro International, Ltd., ADR(a)	492,890	3,829,755
Silergy Corp.	179,422	24,156,046
Suofeiya Home Collection Co., Ltd., Class A	2,584,559	7,650,035

		Value
	Shares	(Note 2)
China (continued)
Tencent Holdings, Ltd.	58,900	$3,630,492
TK Group Holdings, Ltd.	9,808,400	3,546,657
Trip.com Group, Ltd., ADR(a)	187,869	4,871,443
WuXi AppTec Co., Ltd., Class H(b)(c)	287,500	6,355,880
Wuxi Biologics Cayman, Inc.(a)(b)(c)	373,500	5,695,393
Yum China Holdings, Inc.	83,200	5,089,759
		122,266,931

Colombia (0.77%)
Parex Resources, Inc.	315,631	5,186,306

Egypt (0.47%)
African Export-Import Bank, GDR	500,000	1,450,000
Integrated Diagnostics Holdings PLC(b)(c)	1,484,400	1,736,748
		3,186,748

Georgia (1.18%)
Bank of Georgia Group PLC(a)	185,712	3,872,119
TBC Bank Group PLC(a)	240,293	4,054,874
		7,926,993

Greece (1.59%)
JUMBO SA	277,659	4,413,612
Sarantis SA	603,670	6,301,730
		10,715,342

Hong Kong (1.90%)
Jacobson Pharma Corp., Ltd.(c)	4,715,800	382,305
Plover Bay Technologies, Ltd.(c)	8,956,000	2,915,743
Techtronic Industries Co., Ltd.	351,000	6,273,705
Vitasoy International Holdings, Ltd.	1,156,383	3,243,941
		12,815,694

India (18.38%)
Avenue Supermarts, Ltd.(a)(b)(c)	62,000	2,916,745
Castrol India, Ltd.	2,727,212	5,072,178
Cera Sanitaryware, Ltd.	59,200	3,542,533
City Union Bank, Ltd.	1,756,435	3,546,387
Computer Age Management Services, Ltd.	203,629	9,141,619
EPL, Ltd.	1,135,862	3,763,311
Gulf Oil Lubricants India, Ltd.	264,757	2,309,931
Happiest Minds Technologies, Ltd.	292,030	5,343,386
HCL Technologies, Ltd.	372,289	5,127,698
HDFC Asset Management Co., Ltd.(b)(c)	74,500	2,857,410
HDFC Bank, Ltd.	342,947	6,573,900
Home First Finance Co. India, Ltd.(a)(b)(c)	502,237	4,050,494
IndiaMart InterMesh, Ltd.(b)(c)	115,705	11,109,872

		Value
	Shares	(Note 2)
India (continued)
L&T Technology Services, Ltd.(b)(c)	110,252	$5,491,043
Larsen & Toubro Infotech, Ltd.(b)(c)	64,573	4,064,806
Marico, Ltd.	345,835	2,540,724
Metropolis Healthcare, Ltd.(b)(c)	372,701	14,247,681
Nippon Life India Asset Management, Ltd.(b)(c)	781,684	4,192,301
Polycab India, Ltd.	201,825	5,019,249
Vaibhav Global, Ltd.	451,851	5,038,277
WNS Holdings, Ltd., ADR(a)	219,195	18,048,516
		123,998,061

Indonesia (2.81%)
Ace Hardware Indonesia Tbk PT	26,020,300	2,374,887
Arwana Citramulia Tbk PT	45,188,500	2,359,019
Bank Central Asia Tbk PT	1,820,100	3,756,611
Bank Tabungan Pensiunan Nasional Syariah	14,450,300	2,368,001
Selamat Sempurna Tbk PT	52,028,900	4,874,618
Ultrajaya Milk Industry & Trading Co. Tbk PT	30,552,300	3,232,153
		18,965,289

Kenya (0.64%)
Safaricom PLC	11,096,600	4,286,394

Malaysia (0.14%)
Scicom MSC Bhd	3,545,500	924,182

Mexico (0.96%)
Regional SAB de CV	1,048,200	6,502,592

Philippines (3.74%)
AllHome Corp.(a)	20,298,765	2,964,509
Concepcion Industrial Corp.	1,861,792	776,600
Philippine Seven Corp.	1,023,000	1,882,885
Puregold Price Club, Inc.	8,060,000	6,498,310
Robinsons Land Corp.	11,011,600	3,546,799
Wilcon Depot, Inc.	21,691,900	9,547,300
		25,216,403

Poland (4.17%)
Allegro.eu SA(a)(b)(c)	191,735	3,289,730
Dino Polska SA(a)(b)(c)	181,551	14,528,792
LiveChat Software SA	221,945	7,408,729
Mo-BRUK SA	11,329	985,130
PGS Software SA	491,023	1,911,835
		28,124,216

Russia (2.41%)
HeadHunter Group PLC, ADR	141,100	6,015,093
TCS Group Holding PLC, GDR(c)	64,357	5,323,611

		Value
	Shares	(Note 2)
Russia (continued)
Yandex NV, Class A(a)	72,377	$4,916,570
		16,255,274

Singapore (0.51%)
Riverstone Holdings, Ltd./Singapore	3,882,400	3,467,068

South Africa (2.56%)
Capitec Bank Holdings, Ltd.	23,200	2,575,930
Clicks Group, Ltd.	216,900	3,924,297
Italtile, Ltd.	3,636,472	3,971,235
Transaction Capital, Ltd.	2,762,895	6,788,787
		17,260,249

South Korea (5.94%)
Douzone Bizon Co., Ltd.	93,149	6,778,154
Hyundai Ezwel Co., Ltd.	363,272	3,853,005
LEENO Industrial, Inc.	19,622	3,050,131
LG Household & Health Care, Ltd.	5,701	7,231,262
NAVER Corp.	13,560	5,110,419
Orion Corp./Republic of Korea	39,289	4,013,438
Suprema, Inc.(a)	80,278	1,957,660
Tokai Carbon Korea Co., Ltd.	47,654	8,066,276
		40,060,345

Taiwan (11.41%)
ASPEED Technology, Inc.	54,000	4,335,062
Bioteque Corp.	1,036,000	4,038,048
Brighten Optix Corp.	268,000	2,510,853
eMemory Technology, Inc.	74,000	3,466,476
FineTek Co., Ltd.	564,500	1,766,270
GEM Services, Inc./Tw	1,064,000	4,527,660
M3 Technology, Inc.	352,000	1,667,799
M31 Technology Corp.	164,000	2,307,670
momo.com, Inc.	172,400	9,617,164
Pacific Hospital Supply Co., Ltd.	500,384	1,270,419
Poya International Co., Ltd.	591,000	12,616,735
Realtek Semiconductor Corp.	259,000	5,445,807
Sinbon Electronics Co., Ltd.	290,000	2,488,825
Sporton International, Inc.	827,760	7,163,166
Voltronic Power Technology Corp.	185,608	9,026,529
Wistron Information Technology & Services Corp.	1,321,000	4,700,143
		76,948,626

Thailand (2.14%)
Humanica PCL	9,664,000	2,793,276
Muangthai Capital PCL	1,779,000	3,234,053
Netbay PCL	2,654,200	1,986,562
TOA Paint Thailand PCL	2,776,000	3,040,572
TQM Corp. PCL	990,000	3,373,545
		14,428,008

		Value
	Shares	(Note 2)
Turkey (0.25%)
DP Eurasia NV(a)(b)(c)	1,646,300	$1,693,395

United States (3.20%)
Bizlink Holding, Inc.	403,000	3,703,594
Frontage Holdings Corp.(a)(b)(c)	9,174,000	7,142,148
Genpact, Ltd.	216,146	10,766,232
		21,611,974

Vietnam (4.57%)
FPT Corp.	1,917,857	7,853,564
Lix Detergent JSC	437,310	1,118,279
Orient Commercial Joint Stock Bank(a)	3,213,400	4,199,608
Vietnam Dairy Products JSC	1,899,622	7,125,134
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	7,658,364
Vincom Retail JSC(a)	2,386,220	2,874,275
		30,829,224
TOTAL COMMON STOCKS
(Cost $433,298,324)		663,351,897

TOTAL INVESTMENTS (98.35%)
(Cost $433,298,324)		$663,351,897

Other Assets In Excess Of Liabilities (1.65%)		11,116,345

NET ASSETS (100.00%)		$674,468,242

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $97,368,243, representing 14.44% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $108,702,300, representing 16.12% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	30.8%
Consumer	28.8%
Financials	12.9%
Health Care	12.4%
Industrials	10.6%
Energy & Materials	2.9%
Cash, Cash Equivalents, & Other Net Assets	1.6%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	13.5%
Semiconductors & Semiconductor Equipment	8.8%
Banks	7.5%
Food & Staples Retailing	4.8%
Software	4.6%
Internet & Direct Marketing Retail	4.4%
Health Care Providers & Services	4.1%
Specialty Retail	3.5%
Life Sciences Tools & Services	3.3%
Professional Services	3.2%
Household Durables	3.0%
Electrical Equipment	2.9%
Food Products	2.6%
Pharmaceuticals	2.6%
Textiles, Apparel & Luxury Goods	2.4%
Personal Products	2.4%
Multiline Retail	2.3%
Interactive Media & Services	2.0%
Machinery	2.0%
Capital Markets	1.8%
Health Care Equipment & Supplies	1.7%
Trading Companies & Distributors	1.7%
Chemicals	1.5%
Consumer Finance	1.5%
Diversified Consumer Services	1.3%
Hotels, Restaurants & Leisure	1.0%
Building Products	1.0%
Other Industries (each less than 1%)	7.0%
Cash and Other Assets, Less Liabilities	1.6%
Total	100%

Grandeur Peak Global Contrarian Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (97.33%)
Australia (4.91%)
Fiducian Group, Ltd.	322,731	$1,681,532
Kogan.com, Ltd.	69,200	527,628
QANTM Intellectual Property, Ltd.	1,625,801	1,348,193
		3,557,353

Austria (0.47%)
Schoeller-Bleckmann Oilfield Equipment AG(a)	9,402	342,960

Bangladesh (0.71%)
Square Pharmaceuticals, Ltd.	197,390	516,691

Belgium (0.47%)
X-Fab Silicon Foundries SE(a)(b)(c)	35,756	338,053

Brazil (0.97%)
Patria Investments, Ltd.	44,821	701,449

Britain (10.41%)
B&M European Value Retail SA	132,835	1,021,069
City of London Investment Group PLC	89,084	631,520
Clinigen Group PLC	42,443	353,682
De La Rue PLC(a)	380,987	953,235
K3 Capital Group PLC	132,654	625,083
Manolete Partners PLC	156,724	555,512
On the Beach Group PLC(a)(b)(c)	210,299	950,032
Premier Miton Group PLC	423,726	1,030,720
Ultra Electronics Holdings PLC	32,251	1,421,085
		7,541,938

Canada (3.70%)
BioSyent, Inc.(a)	137,887	856,544
Guardian Capital Group, Ltd.	51,292	1,356,714
Kirkland Lake Gold, Ltd.	10,828	463,028
		2,676,286

China (5.31%)
ManpowerGroup Greater China, Ltd.(c)	866,500	1,036,970
O2Micro International, Ltd., ADR(a)	99,080	769,852
TK Group Holdings, Ltd.	2,144,000	775,257
Xin Point Holdings, Ltd.(c)	3,001,000	1,266,644
		3,848,723

Colombia (1.00%)
Parex Resources, Inc.	44,114	724,861

		Value
	Shares	(Note 2)
France (1.76%)
Neurones	16,588	$592,295
Rothschild & Co.	11,143	417,041
Thermador Groupe	2,347	261,709
		1,271,045

Georgia (0.99%)
Bank of Georgia Group PLC(a)	18,357	382,746
TBC Bank Group PLC(a)	19,644	331,487
		714,233

Germany (1.29%)
Deutsche Industrie REIT AG	33,991	685,473
Norma Group SE	4,641	245,431
		930,904

Greece (1.96%)
Kri-Kri Milk Industry SA	85,527	892,820
Sarantis SA	50,487	527,035
		1,419,855

Hong Kong (3.69%)
Jacobson Pharma Corp., Ltd.(c)	2,980,000	241,586
Plover Bay Technologies, Ltd.(c)	7,457,000	2,427,724
		2,669,310

India (2.90%)
Gulf Oil Lubricants India, Ltd.	46,213	403,195
Mahanagar Gas, Ltd.(c)	39,737	623,355
Time Technoplast, Ltd.	969,146	1,071,186
		2,097,736

Indonesia (1.17%)
Map Aktif Adiperkasa PT(a)	4,543,100	513,602
Selamat Sempurna Tbk PT	3,587,700	336,134
		849,736

Ireland (0.47%)
Irish Residential Properties REIT PLC	186,406	340,532

Italy (1.25%)
Banca Sistema SpA(a)(b)(c)	177,583	448,703
Piovan SpA(b)(c)	50,000	456,707
		905,410

Japan (13.20%)
Amuse, Inc.	29,300	596,924
Beenos, Inc.	28,400	843,936
Copro-Holdings Co., Ltd.	44,400	524,519
Japan Lifeline Co., Ltd.	110,800	1,387,713
Medikit Co., Ltd.	23,100	675,913
Naigai Trans Line, Ltd.	48,600	841,712
Nikkon Holdings Co., Ltd.	30,500	667,522
Seria Co., Ltd.	49,300	1,772,831
Synchro Food Co., Ltd.(a)	125,900	401,668
Trancom Co., Ltd.	10,600	824,192

		Value
	Shares	(Note 2)
Japan (continued)
YAMADA Consulting Group Co., Ltd.	95,900	$1,022,771
		9,559,701

Mexico (0.74%)
Regional SAB de CV	86,900	539,091

New Zealand (0.79%)
a2 Milk Co., Ltd.(a)	132,584	574,549

Oman (0.74%)
Tethys Oil AB	80,922	538,640

Philippines (2.26%)
AllHome Corp.(a)	2,300,000	335,901
Concepcion Industrial Corp.	726,400	303,000
Pryce Corp.	4,013,600	429,584
Robinsons Land Corp.	1,756,400	565,730
		1,634,215

Poland (0.43%)
Mo-BRUK SA	3,570	310,435

Singapore (0.71%)
Riverstone Holdings, Ltd./Singapore	577,300	515,542

South Africa (0.42%)
Italtile, Ltd.	278,471	304,106

South Korea (0.68%)
HCT Co., Ltd.	32,644	493,811

Sweden (0.35%)
Beijer Alma AB	10,407	253,876

Taiwan (8.50%)
Bioteque Corp.	356,000	1,387,591
FineTek Co., Ltd.	161,000	503,755
Fuzetec Technology Co., Ltd.	130,000	396,996
GEM Services, Inc./Tw	173,000	736,170
Pacific Hospital Supply Co., Ltd.	271,000	688,038
Tehmag Foods Corp.	90,000	1,099,052
Tofu Restaurant Co., Ltd.	124,000	685,071
Wistron Information Technology & Services Corp.	186,000	661,792
		6,158,465

United Arab Emirates (0.77%)
Aramex PJSC	575,000	555,722

United States (20.97%)
Bank of NT Butterfield & Son, Ltd.	50,781	1,682,882
Barrett Business Services, Inc.	24,076	1,762,603

		Value
	Shares	(Note 2)
United States (continued)
Bizlink Holding, Inc.	77,000	$707,635
Esquire Financial Holdings, Inc.(a)	43,907	1,059,476
Evolution Petroleum Corp.	254,508	1,074,024
First Hawaiian, Inc.	24,750	681,368
Global Industrial Co.	13,946	551,146
Hackett Group, Inc.	98,173	1,759,260
Healthcare Services Group, Inc.	26,922	702,664
Hingham Institution For Savings The	1,631	487,669
Kimball International, Inc., Class B	81,550	1,009,589
LGI Homes, Inc.(a)	4,225	722,053
Plumas Bancorp	54,040	1,687,668
Samsonite International SA(a)(b)(c)	288,000	535,149
TriMas Corp.(a)	23,031	753,574
		15,176,760

Vietnam (3.34%)
FPT Corp.	167,489	685,862
Lix Detergent JSC	200,000	511,435
Orient Commercial Joint Stock Bank(a)	537,500	702,462
Vietnam Technological & Commercial Joint Stock Bank(a)	233,000	518,680
		2,418,439

TOTAL COMMON STOCKS
(Cost $64,048,489)		70,480,427

TOTAL INVESTMENTS (97.33%)
(Cost $64,048,489)		$70,480,427

Other Assets In Excess Of Liabilities (2.67%)		1,933,906

NET ASSETS (100.00%)		$72,414,333

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $2,728,644, representing 3.77% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $8,324,923, representing 11.50% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Industrials	26.4%
Financials	22.8%
Consumer	18.4%
Technology	12.9%
Health Care	9.0%
Energy & Materials	6.9%
Utilities	0.9%
Cash, Cash Equivalents, & Other Net Assets	2.7%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
Banks	11.1%
Professional Services	9.4%
Capital Markets	8.8%
Health Care Equipment & Supplies	6.4%
IT Services	5.1%
Commercial Services & Supplies	4.1%
Multiline Retail	3.9%
Oil, Gas & Consumable Fuels	3.8%
Food Products	3.5%
Machinery	3.4%
Communications Equipment	3.4%
Semiconductors & Semiconductor Equipment	2.5%
Hotels, Restaurants & Leisure	2.3%
Pharmaceuticals	2.2%
Auto Components	2.2%
Road & Rail	2.1%
Aerospace & Defense	2.0%
Internet & Direct Marketing Retail	1.9%
Electrical Equipment	1.7%
Specialty Retail	1.6%
Containers & Packaging	1.5%
Equity Real Estate Investment Trusts (REITs)	1.4%
Marine	1.2%
Trading Companies & Distributors	1.1%
Household Durables	1.0%
Other Industries (each less than 1%)	9.7%
Cash and Other Assets, Less Liabilities	2.7%
Total	100%

Grandeur Peak Global Micro Cap Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.23%)
Australia (4.45%)
Australian Ethical Investment, Ltd.	57,454	$345,733
Fiducian Group, Ltd.	172,647	899,546
Kogan.com, Ltd.	154,497	1,177,990
People Infrastructure, Ltd.	76,774	242,264
Redbubble, Ltd.(a)	38,500	91,540
Temple & Webster Group, Ltd.(a)	27,368	240,003
Whispir, Ltd.(a)	111,800	205,111
		3,202,187

Belgium (0.46%)
X-Fab Silicon Foundries SE(a)(b)(c)	34,819	329,194

Brazil (0.36%)
Neogrid Participacoes SA	220,300	258,020

Britain (12.85%)
AB Dynamics PLC	13,514	351,272
Acacia Pharma Group PLC(a)	82,311	216,276
Bytes Technology Group PLC(a)	15,079	101,111
City of London Investment Group PLC	46,732	331,285
Curtis Banks Group PLC	11,837	43,931
CVS Group PLC(a)	14,441	481,755
dotdigital group PLC	117,100	403,670
Foresight Group Holdings, Ltd.	54,168	293,647
Impax Asset Management Group PLC	59,855	1,003,379
JTC PLC(b)(c)	60,251	537,671
K3 Capital Group PLC	277,632	1,308,238
Keystone Law Group PLC	56,636	588,072
On the Beach Group PLC(a)(b)(c)	163,775	739,858
Pensionbee Group PLC(a)	306,740	728,668
Premier Miton Group PLC	385,142	936,864
Tracsis PLC(a)	19,300	262,906
Tristel PLC	12,810	107,370
Volution Group PLC	69,601	457,125
XPS Pensions Group PLC(c)	173,192	355,089
		9,248,187

Canada (1.00%)
Guardian Capital Group, Ltd.	22,300	589,852
Pivotree, Inc.(a)	26,400	126,964
		716,816

China (2.07%)
O2Micro International, Ltd., ADR(a)	80,126	622,579

		Value
	Shares	(Note 2)
China (continued)
TK Group Holdings, Ltd.	2,392,600	$865,149
		1,487,728

Denmark (0.06%)
Trifork AS(a)	1,500	43,773

Finland (2.30%)
Musti Group Oyj	40,126	1,658,371

France (3.08%)
Esker SA	2,222	703,773
Neurones	9,400	335,639
Sidetrade(a)	1,250	238,734
Thermador Groupe	5,874	654,997
Wavestone	5,647	281,348
		2,214,491

Georgia (0.26%)
TBC Bank Group PLC(a)	11,050	186,465

Germany (5.67%)
Bike24 Holding AG(a)	19,625	412,060
Deutsche Industrie REIT AG	9,460	190,773
Exasol AG(a)	32,465	725,946
Fashionette AG(a)	10,926	386,238
hGears AG(a)	7,851	211,411
Home24 SE(a)	47,125	839,651
Nexus AG	3,900	310,431
Westwing Group AG(a)	21,139	1,003,049
		4,079,559

Greece (2.91%)
Kri-Kri Milk Industry SA	83,721	873,966
Sarantis SA	116,542	1,216,586
		2,090,552

Hong Kong (0.82%)
Plover Bay Technologies, Ltd.(c)	1,816,000	591,223

India (4.57%)
Amrutanjan Health Care, Ltd.	48,853	448,320
Cera Sanitaryware, Ltd.	4,721	282,505
EPL, Ltd.	72,500	240,205
Gufic Biosciences, Ltd.(a)	99,395	245,900
Gulf Oil Lubricants India, Ltd.	63,717	555,913
Metropolis Healthcare, Ltd.(b)(c)	18,316	700,187
Vaibhav Global, Ltd.	29,230	325,924
Westlife Development, Ltd.(a)	65,021	489,525
		3,288,479

Indonesia (1.06%)
Arwana Citramulia Tbk PT	7,920,100	413,460
Selamat Sempurna Tbk PT	3,749,200	351,265
		764,725

		Value
	Shares	(Note 2)
Ireland (0.91%)
Irish Residential Properties REIT PLC	137,000	$250,276
Uniphar PLC	90,411	403,261
		653,537

Israel (0.24%)
Max Stock, Ltd.	41,382	169,625

Italy (0.60%)
Piovan SpA(b)(c)	47,181	430,959

Japan (15.03%)
AIT Corp.	35,400	359,469
Beenos, Inc.	41,600	1,236,188
Central Automotive Products, Ltd.	10,900	331,854
Charm Care Corp.	58,400	586,103
Creema, Ltd.(a)	15,200	443,371
eGuarantee, Inc.	26,000	554,341
ENECHANGE, Ltd.(a)	15,200	250,782
geechs, Inc.	19,700	281,929
gremz, Inc.	21,300	425,592
Kinjiro Co., Ltd.	12,200	219,634
M&A Capital Partners Co., Ltd.(a)	18,700	900,014
MarkLines Co., Ltd.	9,100	226,785
Medikit Co., Ltd.	5,000	146,301
Meinan M&A Co., Ltd.	14,500	189,007
Naigai Trans Line, Ltd.	15,700	271,911
Open Door, Inc.(a)	21,600	387,877
Strike Co., Ltd.	11,000	367,485
Sun*, Inc.(a)	19,100	350,122
Synchro Food Co., Ltd.(a)	83,800	267,353
System Information Co., Ltd.	22,000	184,294
Syuppin Co., Ltd.	101,500	1,036,234
TeamSpirit, Inc.(a)	17,800	148,137
Trancom Co., Ltd.	2,700	209,936
User Local, Inc.	6,600	107,568
Vega Corp. Co., Ltd.	63,000	629,397
YAKUODO Holdings Co., Ltd.	33,600	706,272
		10,817,956

Luxembourg (0.53%)
Sword Group	7,123	383,193

New Zealand (0.30%)
CBL Corp., Ltd.(a)(d)	159,993	0
NZX, Ltd.	162,500	217,370
		217,370

Norway (4.10%)
24SevenOffice Group AB(a)	99,164	299,506
Medistim ASA	7,989	285,297
Nordhealth AS(a)	282,797	1,280,385
Self Storage Group ASA(a)	268,416	853,730

		Value
	Shares	(Note 2)
Norway (continued)
SmartCraft ASA(a)	81,573	$233,692
		2,952,610

Oman (0.28%)
Tethys Oil AB	30,300	201,686

Philippines (1.56%)
AllHome Corp.(a)	2,839,998	414,764
Concepcion Industrial Corp.	334,770	139,641
Pryce Corp.	3,937,000	421,386
Wilcon Depot, Inc.	335,000	147,444
		1,123,235

Poland (1.21%)
Answear.com SA(a)	30,300	264,658
LiveChat Software SA	6,400	213,638
Mo-BRUK SA	1,717	149,304
PGS Software SA	62,595	243,719
		871,319

Singapore (0.43%)
Riverstone Holdings, Ltd./Singapore	343,600	306,842

South Korea (0.95%)
Hyundai Ezwel Co., Ltd.	25,910	274,812
MegaStudyEdu Co., Ltd.	2,818	195,012
Suprema, Inc.(a)	8,703	212,231
		682,055

Sweden (8.13%)
KNOW IT AB	18,289	641,615
Lyko Group AB(a)(c)	11,292	366,632
OEM International AB, Class B	40,455	652,288
SwedenCare AB	201,925	3,213,573
Teqnion AB(a)	53,700	505,286
Vitec Software Group AB, Class B	9,515	472,522
		5,851,916

Taiwan (6.06%)
Bioteque Corp.	130,000	506,705
Brighten Optix Corp.	81,000	758,877
FineTek Co., Ltd.	96,150	300,845
Fuzetec Technology Co., Ltd.	216,000	659,625
GEM Services, Inc./Tw	182,000	774,468
Poya International Co., Ltd.	12,000	256,177
Sporton International, Inc.	60,725	525,494
Tehmag Foods Corp.	13,300	162,416
Tofu Restaurant Co., Ltd.	36,050	199,168
Wistron Information Technology & Services Corp.	61,000	217,039
		4,360,814

Thailand (0.51%)
Humanica PCL	935,000	270,252

		Value
	Shares	(Note 2)
Thailand (continued)
Netbay PCL	125,000	$93,557
		363,809

United States (15.89%)
4imprint Group PLC(a)	21,364	832,977
Alpha Teknova, Inc.(a)	56,287	1,250,697
Barrett Business Services, Inc.	9,305	681,219
Better Choice Co., Inc.(a)	84,612	296,142
Castle Biosciences, Inc.(a)	3,300	230,505
Coastal Financial Corp.(a)	12,400	362,328
Esquire Financial Holdings, Inc.(a)	25,349	611,671
Evolution Petroleum Corp.	84,120	354,986
Global Industrial Co.	14,075	556,244
Hackett Group, Inc.	19,165	343,437
Heska Corp.(a)	2,387	574,551
Intersect ENT, Inc.(a)	17,275	403,371
Joint Corp.(a)	28,544	2,254,691
LeMaitre Vascular, Inc.	10,200	555,492
Limeade, Inc.(a)	605,105	337,482
MaxCyte, Inc.(a)	74,400	1,137,583
Plumas Bancorp	8,300	259,209
ProntoForms Corp.(a)	432,000	394,742
		11,437,327

Vietnam (0.58%)
Lix Detergent JSC	163,520	418,150

TOTAL COMMON STOCKS
(Cost $48,593,207)		71,402,173

TOTAL INVESTMENTS (99.23%)
(Cost $48,593,207)		$71,402,173

Other Assets In Excess Of Liabilities (0.77%)		553,268

NET ASSETS (100.00%)		$71,955,441

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $2,737,869, representing 3.80% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $4,050,813, representing 11.50% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Consumer	25.0%
Health Care	22.8%
Technology	19.7%
Industrials	15.0%
Financials	14.2%
Energy & Materials	2.5%
Cash, Cash Equivalents, & Other Net Assets	0.8%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
Internet & Direct Marketing Retail	10.8%
Capital Markets	10.7%
Software	8.7%
Health Care Providers & Services	6.5%
Pharmaceuticals	5.7%
Health Care Equipment & Supplies	5.1%
Professional Services	4.7%
IT Services	4.3%
Specialty Retail	3.6%
Trading Companies & Distributors	3.3%
Hotels, Restaurants & Leisure	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Health Care Technology	2.2%
Personal Products	2.1%
Commercial Services & Supplies	2.0%
Banks	2.0%
Machinery	1.8%
Building Products	1.8%
Life Sciences Tools & Services	1.7%
Biotechnology	1.6%
Food Products	1.4%
Oil, Gas & Consumable Fuels	1.4%
Auto Components	1.3%
Electronic Equipment, Instruments & Components	1.2%
Media	1.2%
Food & Staples Retailing	1.0%
Other Industries (each less than 1%)	8.2%
Cash and Other Assets, Less Liabilities	0.8%
Total	100%

Grandeur Peak Global Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.69%)
Argentina (0.54%)
Globant SA(a)	24,775	$5,925,189

Australia (0.49%)
Fiducian Group, Ltd.	182,850	952,707
Kogan.com, Ltd.	581,275	4,432,036
		5,384,743

Bangladesh (0.25%)
Square Pharmaceuticals, Ltd.	1,038,829	2,719,255

Belgium (1.16%)
Melexis NV	62,854	7,004,986
X-Fab Silicon Foundries SE(a)(b)(c)	592,237	5,599,271
		12,604,257

Brazil (2.25%)
Fleury SA	1,000,200	4,509,134
Instituto Hermes Pardini SA	708,600	2,687,054
Locaweb Servicos de Internet SA(b)(c)	642,900	3,087,204
Neogrid Participacoes SA	2,355,500	2,758,806
Pagseguro Digital, Ltd., Class A(a)	149,438	8,284,843
Patria Investments, Ltd.	200,658	3,140,297
		24,467,338

Britain (18.83%)
AB Dynamics PLC	67,600	1,757,138
Ascential PLC(a)	1,826,939	10,975,550
B&M European Value Retail SA	2,841,817	21,844,330
Bytes Technology Group PLC(a)	256,480	1,719,801
City of London Investment Group PLC	393,420	2,788,972
Curtis Banks Group PLC	126,890	470,930
CVS Group PLC(a)	568,598	18,968,547
Dechra Pharmaceuticals PLC	431,873	29,835,267
Diploma PLC	129,290	5,315,946
Endava PLC, ADR(a)	222,293	28,591,326
Gamma Communications PLC	206,400	5,953,129
Impax Asset Management Group PLC	324,362	5,437,444
JTC PLC(b)(c)	491,838	4,389,091
K3 Capital Group PLC	1,023,251	4,821,691
Made.com Group PLC(a)(b)(c)	384,457	833,662
On the Beach Group PLC(a)(b)(c)	1,126,330	5,088,227
Pensionbee Group PLC(a)	888,523	2,110,708
Premier Miton Group PLC	1,939,173	4,717,068
Sabre Insurance Group PLC(b)(c)	974,131	3,148,167
Sanne Group PLC	592,417	6,950,042

		Value
	Shares	(Note 2)
Britain (continued)
Softcat PLC	191,756	$5,152,266
St. James's Place PLC	445,740	9,832,773
Team17 Group PLC(a)	431,396	5,216,904
Tristel PLC	95,917	803,953
Ultra Electronics Holdings PLC	260,863	11,494,478
Victorian Plumbing Group PLC(a)	310,995	1,167,172
Volution Group PLC	885,051	5,812,830
		205,197,412

Canada (1.69%)
Gildan Activewear, Inc.	240,200	8,280,701
Guardian Capital Group, Ltd.	115,200	3,047,130
Pivotree, Inc.(a)	186,700	897,884
Richelieu Hardware, Ltd.	175,965	6,136,772
		18,362,487

China (5.04%)
CSPC Pharmaceutical Group, Ltd.	3,090,320	4,167,537
Hangzhou Robam Appliances Co., Ltd., Class A	1,028,800	6,206,614
Man Wah Holdings, Ltd.	3,380,900	6,778,202
O2Micro International, Ltd., ADR(a)	494,894	3,845,326
Silergy Corp.	181,552	24,442,813
Suofeiya Home Collection Co., Ltd., Class A	2,000,100	5,920,095
Trip.com Group, Ltd., ADR(a)	138,534	3,592,187
		54,952,774

Denmark (0.06%)
Trifork AS(a)	22,415	654,113

Egypt (0.12%)
Integrated Diagnostics Holdings PLC(b)(c)	1,127,045	1,318,643

Finland (1.05%)
Musti Group Oyj	276,174	11,414,017

France (5.18%)
Alten SA	60,082	9,550,514
BioMerieux	27,694	3,303,280
Esker SA	35,947	11,385,484
Neurones	110,960	3,961,964
Rothschild & Co.	85,510	3,200,323
Thermador Groupe	73,248	8,167,727
Virbac SA	34,652	13,996,614
Wavestone	58,543	2,916,768
		56,482,674

Georgia (0.58%)
Bank of Georgia Group PLC(a)	92,641	1,931,577
Georgia Capital PLC(a)	286,857	2,508,035

		Value
	Shares	(Note 2)
Georgia (continued)
TBC Bank Group PLC(a)	110,932	$1,871,945
		6,311,557

Germany (6.11%)
Atoss Software AG	12,700	2,585,227
Bike24 Holding AG(a)	40,400	848,266
Dermapharm Holding SE	113,975	9,119,460
Exasol AG(a)	208,200	4,655,536
Fashionette AG(a)	157,013	5,550,466
Friedrich Vorwerk Group SE(a)	60,903	3,175,952
Home24 SE(a)	129,187	2,301,793
Nagarro SE(a)	27,170	4,141,621
Nexus AG	82,624	6,576,674
Norma Group SE	199,040	10,525,870
QIAGEN NV(a)	225,370	11,897,282
Westwing Group AG(a)	108,845	5,164,712
		66,542,859

Hong Kong (0.15%)
Vitasoy International Holdings, Ltd.	584,000	1,638,265

India (4.64%)
Computer Age Management Services, Ltd.	164,350	7,378,247
EPL, Ltd.	481,054	1,593,817
Gulf Oil Lubricants India, Ltd.	200,637	1,750,502
IndiaMart InterMesh, Ltd.(b)(c)	49,575	4,760,139
L&T Technology Services, Ltd.(b)(c)	54,447	2,711,704
Metropolis Healthcare, Ltd.(b)(c)	431,609	16,499,627
Nippon Life India Asset Management, Ltd.(b)(c)	255,000	1,367,607
WNS Holdings, Ltd., ADR(a)	176,401	14,524,858
		50,586,501

Indonesia (0.94%)
Arwana Citramulia Tbk PT	58,214,800	3,039,044
Selamat Sempurna Tbk PT	56,561,200	5,299,252
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	1,929,646
		10,267,942

Ireland (1.48%)
Irish Residential Properties REIT PLC	4,325,741	7,902,397
Keywords Studios PLC(a)	201,271	8,202,810
		16,105,207

Israel (0.71%)
Wix.com, Ltd.(a)	25,847	7,718,948

Italy (1.49%)
DiaSorin SpA	15,959	3,240,113
GVS SpA(b)(c)	179,465	2,746,294
Interpump Group SpA	143,595	8,968,406

		Value
	Shares	(Note 2)
Italy (continued)
Piovan SpA(b)(c)	144,291	$1,317,976
		16,272,789

Japan (8.96%)
AIT Corp.	351,200	3,566,262
BayCurrent Consulting, Inc.	20,700	8,207,921
Charm Care Corp.	252,000	2,529,073
Create SD Holdings Co., Ltd.	182,700	6,111,928
geechs, Inc.	51,600	738,453
IR Japan Holdings, Ltd.	27,900	3,446,014
Japan Lifeline Co., Ltd.	566,600	7,096,380
Kinjiro Co., Ltd.	88,600	1,595,050
M&A Capital Partners Co., Ltd.(a)	182,300	8,773,930
MarkLines Co., Ltd.	45,200	1,126,446
Medikit Co., Ltd.	83,700	2,449,086
MonotaRO Co., Ltd.	136,200	3,123,643
Naigai Trans Line, Ltd.	118,700	2,055,786
Open Door, Inc.(a)	328,700	5,902,548
Seria Co., Ltd.	397,500	14,294,130
Strike Co., Ltd.	129,300	4,319,625
Synchro Food Co., Ltd.(a)	449,300	1,433,435
Systena Corp.	153,200	2,826,460
Syuppin Co., Ltd.	164,600	1,680,434
Trancom Co., Ltd.	75,370	5,860,317
User Local, Inc.	212,200	3,458,490
Visional, Inc.(a)	12,100	611,039
YAKUODO Holdings Co., Ltd.	305,700	6,425,817
		97,632,267

Luxembourg (0.21%)
Sword Group	41,691	2,242,834

Mexico (0.87%)
Grupo Herdez SAB de CV	2,211,780	4,633,280
Regional SAB de CV	781,527	4,848,264
		9,481,544

Netherlands (1.37%)
Aalberts NV	143,153	8,714,945
Shop Apotheke Europe NV(a)(b)(c)	41,456	6,220,933
		14,935,878

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (0.76%)
Nordhealth AS(a)	1,049,587	4,752,084
SmartCraft ASA(a)	1,231,082	3,526,833
		8,278,917

Philippines (0.93%)
AllHome Corp.(a)	3,534,674	516,217
Concepcion Industrial Corp.	1,035,152	431,788
Puregold Price Club, Inc.	8,009,700	6,457,756

		Value
	Shares	(Note 2)
Philippines (continued)
Wilcon Depot, Inc.	6,158,500	$2,710,553
		10,116,314

Poland (0.79%)
Dino Polska SA(a)(b)(c)	100,797	8,066,377
PGS Software SA	138,443	539,038
		8,605,415

Singapore (0.40%)
Riverstone Holdings, Ltd./Singapore	4,938,000	4,409,742

South Africa (0.22%)
Italtile, Ltd.	2,148,741	2,346,548

South Korea (0.96%)
LEENO Industrial, Inc.	21,162	3,289,516
Tokai Carbon Korea Co., Ltd.	42,280	7,156,632
		10,446,148

Sweden (3.31%)
Beijer Alma AB	321,810	7,850,483
Boozt AB(a)(b)(c)	127,463	2,743,703
Cint Group AB(a)	204,468	2,731,497
Hexpol AB	325,814	4,435,830
KNOW IT AB	183,715	6,445,092
Lyko Group AB(a)(c)	43,831	1,423,118
OEM International AB, Class B	187,218	3,018,663
Sdiptech AB(a)	42,300	2,012,203
SwedenCare AB	339,748	5,406,984
		36,067,573

Taiwan (2.39%)
ASPEED Technology, Inc.	17,500	1,404,881
Bioteque Corp.	1,193,000	4,649,991
Brighten Optix Corp.	289,000	2,707,599
FineTek Co., Ltd.	165,000	516,270
Fuzetec Technology Co., Ltd.	212,000	647,409
M3 Technology, Inc.	237,000	1,122,922
Poya International Co., Ltd.	281,000	5,998,820
Sporton International, Inc.	705,671	6,106,647
Tofu Restaurant Co., Ltd.	205,000	1,132,577
Voltronic Power Technology Corp.	37,100	1,804,255
		26,091,371

United States (24.23%)
4imprint Group PLC(a)	177,146	6,906,877
Bank of NT Butterfield & Son, Ltd.	209,104	6,929,707
Barrett Business Services, Inc.	47,990	3,513,348
Bizlink Holding, Inc.	313,000	2,876,488
Cardiovascular Systems, Inc.(a)	190,812	7,687,815
Castle Biosciences, Inc.(a)	91,161	6,367,596
EPAM Systems, Inc.(a)	34,597	19,367,401
Esquire Financial Holdings, Inc.(a)	25,886	624,629

		Value
	Shares	(Note 2)
United States (continued)
Etsy, Inc.(a)	17,631	$3,235,465
ExlService Holdings, Inc.(a)	66,543	7,533,998
First Republic Bank	67,631	13,189,398
Five Below, Inc.(a)	22,052	4,287,350
Frontage Holdings Corp.(a)(b)(c)	2,564,100	1,996,205
FTI Consulting, Inc.(a)	38,104	5,551,753
Genpact, Ltd.	191,300	9,528,653
Glacier Bancorp, Inc.	207,254	10,686,016
Global Industrial Co.	143,866	5,685,584
Heska Corp.(a)	68,460	16,478,322
Honest Co., Inc.(a)	233,224	3,351,429
Houlihan Lokey, Inc.	42,250	3,764,475
Insperity, Inc.	40,139	3,975,768
LeMaitre Vascular, Inc.	169,968	9,256,457
LGI Homes, Inc.(a)	51,733	8,841,170
Littelfuse, Inc.	66,492	17,686,207
Marcus & Millichap, Inc.(a)	209,905	8,352,120
MaxCyte, Inc.(a)	286,500	4,380,612
NV5 Global, Inc.(a)	54,534	5,180,730
Ollie's Bargain Outlet Holdings, Inc.(a)	62,135	5,784,768
Paylocity Holding Corp.(a)	12,170	2,524,788
PJT Partners, Inc., Class A	103,160	8,064,017
Plumas Bancorp	16,901	527,818
Poshmark, Inc.(a)	53,650	2,105,226
Power Integrations, Inc.	37,854	3,671,459
Qualys, Inc.(a)	95,894	9,738,995
Rapid7, Inc.(a)	76,739	8,729,061
Silicon Laboratories, Inc.(a)	21,139	3,149,500
Squarespace, Inc.(a)	37,409	1,894,018
Traeger, Inc.(a)	431,900	9,592,499
TriMas Corp.(a)	213,052	6,971,061
Ulta Beauty, Inc.(a)	11,927	4,005,087
		263,993,870

Vietnam (1.53%)
Vietnam Dairy Products JSC	914,196	3,428,982
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	13,276,436
		16,705,418

TOTAL COMMON STOCKS
(Cost $656,241,241)		1,086,280,810

PREFERRED STOCKS (0.39%)
United States (0.39%)
Dataminr Inc - Private Placement(a)(e)	96,640	4,252,160

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		4,252,160

		Value
	Shares	(Note 2)
TOTAL INVESTMENTS (100.08%)
(Cost $658,164,377)		$1,090,532,970

Liabilities In Excess Of Other Assets (-0.08%)		(908,614)

NET ASSETS (100.00%)		$1,089,624,356

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $71,894,829, representing 6.60% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $73,317,947, representing 6.73% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	30.6%
Consumer	20.3%
Health Care	19.5%
Industrials	15.1%
Financials	13.6%
Energy & Materials	1.0%
Cash, Cash Equivalents, & Other Net Assets	-0.1%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	14.8%
Capital Markets	6.9%
Pharmaceuticals	6.0%
Health Care Equipment & Supplies	5.9%
Semiconductors & Semiconductor Equipment	5.5%
Software	5.5%
Banks	5.0%
Health Care Providers & Services	4.9%
Multiline Retail	4.4%
Machinery	4.1%
Internet & Direct Marketing Retail	3.7%
Professional Services	3.6%
Household Durables	3.4%
Trading Companies & Distributors	3.3%
Food & Staples Retailing	2.5%
Specialty Retail	2.5%
Electronic Equipment, Instruments & Components	1.8%
Media	1.6%
Life Sciences Tools & Services	1.3%
Hotels, Restaurants & Leisure	1.1%
Food Products	1.1%
Aerospace & Defense	1.1%
Health Care Technology	1.0%
Other Industries (each less than 1%)	9.0%
Cash and Other Assets, Less Liabilities	-0.1%
Total	100%

Grandeur Peak Global Reach Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.46%)
Argentina (0.36%)
Globant SA(a)	6,105	$1,460,072

Australia (2.13%)
Appen, Ltd.	54,722	456,191
Australian Ethical Investment, Ltd.	373,810	2,249,422
Bravura Solutions, Ltd.	122,268	304,172
EQT Holdings, Ltd.	45,188	899,661
Kogan.com, Ltd.	163,531	1,246,872
Netwealth Group, Ltd.	89,313	1,025,079
People Infrastructure, Ltd.	231,997	732,077
Redbubble, Ltd.(a)	227,593	541,140
Whispir, Ltd.(a)	648,231	1,189,258
		8,643,872

Austria (0.21%)
Schoeller-Bleckmann Oilfield Equipment AG(a)	23,700	864,512

Bangladesh (0.13%)
Square Pharmaceuticals, Ltd.	202,545	530,185

Belgium (0.71%)
Melexis NV	10,126	1,128,528
Warehouses De Pauw CVA	30,732	1,322,622
X-Fab Silicon Foundries SE(a)(b)(c)	44,047	416,439
		2,867,589

Brazil (2.41%)
Arco Platform, Ltd., Class A(a)	11,542	335,872
Diagnosticos da America SA(a)	52,000	553,622
Fleury SA	339,800	1,531,897
Hypera SA	81,800	560,228
Instituto Hermes Pardini SA	198,300	751,966
Locaweb Servicos de Internet SA(b)(c)	300,268	1,441,886
Neogrid Participacoes SA	702,600	822,898
Pagseguro Digital, Ltd., Class A(a)	46,529	2,579,568
Patria Investments, Ltd.	77,699	1,215,989
		9,793,926

Britain (14.43%)
AB Dynamics PLC	46,291	1,203,250
Abcam PLC(a)	65,482	1,236,059
Ascential PLC(a)	67,756	407,052
ASOS PLC(a)	11,500	608,393
B&M European Value Retail SA	510,900	3,927,159
Bytes Technology Group PLC(a)	77,553	520,024
Clinigen Group PLC	91,173	759,754

		Value
	Shares	(Note 2)
Britain (continued)
Curtis Banks Group PLC	34,564	$128,278
CVS Group PLC(a)	71,472	2,384,321
Dechra Pharmaceuticals PLC	51,360	3,548,125
Diploma PLC	18,786	772,414
dotdigital group PLC	595,084	2,051,386
Endava PLC, ADR(a)	49,247	6,334,149
Foresight Group Holdings, Ltd.	216,892	1,175,779
Gamma Communications PLC	74,969	2,162,307
GlobalData PLC	34,697	798,192
Impax Asset Management Group PLC	416,513	6,982,217
Intertek Group PLC	20,231	1,449,932
JTC PLC(b)(c)	369,856	3,300,542
K3 Capital Group PLC	595,428	2,805,734
Keystone Law Group PLC	119,151	1,237,188
Made.com Group PLC(a)(b)(c)	188,500	408,746
Ocado Group PLC(a)	18,958	488,826
On the Beach Group PLC(a)(b)(c)	600,673	2,713,557
Pensionbee Group PLC(a)	815,693	1,937,699
Rotork PLC	140,010	701,782
Sanne Group PLC	277,087	3,250,694
Softcat PLC	15,408	413,996
St. James's Place PLC	19,000	419,129
Team17 Group PLC(a)	58,966	713,080
Tristel PLC	47,600	398,971
Ultra Electronics Holdings PLC	40,770	1,796,460
Victorian Plumbing Group PLC(a)	77,975	292,642
Volution Group PLC	121,147	795,668
XPS Pensions Group PLC(c)	214,043	438,844
		58,562,349

Canada (0.93%)
Gildan Activewear, Inc.	36,300	1,251,413
Guardian Capital Group, Ltd.	16,000	423,213
Pivotree, Inc.(a)	50,200	241,423
Richelieu Hardware, Ltd.	17,100	596,362
Ritchie Bros Auctioneers, Inc.	21,401	1,278,282
		3,790,693

China (4.24%)
Chaoju Eye Care Holdings, Ltd.(a)	506,000	937,622
CSPC Pharmaceutical Group, Ltd.	769,520	1,037,758
Guangzhou KDT Machinery Co., Ltd.	130,340	613,312
Hangzhou Robam Appliances Co., Ltd., Class A	102,700	619,575
Li Ning Co., Ltd.	73,800	777,777
Man Wah Holdings, Ltd.	890,800	1,785,921
ManpowerGroup Greater China, Ltd.(c)	578,000	691,712
O2Micro International, Ltd., ADR(a)	129,028	1,002,548
Silergy Corp.	39,925	5,375,206

		Value
	Shares	(Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	134,100	$396,923
TK Group Holdings, Ltd.	1,830,000	661,717
Trip.com Group, Ltd., ADR(a)	13,250	343,572
WuXi AppTec Co., Ltd., Class H(b)(c)	109,112	2,412,184
Yum China Holdings, Inc.	8,943	556,165
		17,211,992

Colombia (0.78%)
Parex Resources, Inc.	192,661	3,165,719

Denmark (0.16%)
Ringkjoebing Landbobank A/S	3,693	419,297
Trifork AS(a)	8,210	239,584
		658,881

Egypt (0.23%)
African Export-Import Bank, GDR	200,000	580,000
Integrated Diagnostics Holdings PLC(b)(c)	291,972	341,607
		921,607

Finland (0.70%)
Musti Group Oyj	68,931	2,848,855

France (3.23%)
Alten SA	10,400	1,653,163
BioMerieux	3,595	428,804
Bureau Veritas SA	30,650	1,012,225
Esker SA	17,406	5,512,998
Neurones	17,282	617,075
Sidetrade(a)	2,745	524,259
Thermador Groupe	17,757	1,980,045
Virbac SA	3,383	1,366,459
		13,095,028

Germany (4.17%)
Atoss Software AG	1,800	366,410
Bike24 Holding AG(a)	32,976	692,387
Dermapharm Holding SE	17,100	1,368,219
Exasol AG(a)	58,735	1,313,366
Fashionette AG(a)	41,523	1,467,853
Friedrich Vorwerk Group SE(a)	21,968	1,145,581
hGears AG(a)	42,149	1,134,986
Home24 SE(a)	80,760	1,438,944
Nagarro SE(a)	10,311	1,571,743
Nexus AG	11,031	878,041
Norma Group SE	13,460	711,808
PATRIZIA AG	13,604	346,963
Puma SE	5,149	632,180
QIAGEN NV(a)	36,953	1,950,749
Westwing Group AG(a)	40,115	1,903,463
		16,922,693

		Value
	Shares	(Note 2)
Greece (0.67%)
Kri-Kri Milk Industry SA	61,300	$639,913
Sarantis SA	199,040	2,077,785
		2,717,698

Hong Kong (1.12%)
Jacobson Pharma Corp., Ltd.(c)	2,583,300	209,426
Plover Bay Technologies, Ltd.(c)	3,254,000	1,059,382
Techtronic Industries Co., Ltd.	94,500	1,689,074
Vitasoy International Holdings, Ltd.	564,000	1,582,160
		4,540,042

India (4.76%)
Avenue Supermarts, Ltd.(a)(b)(c)	15,385	723,776
Cera Sanitaryware, Ltd.	13,769	823,938
Computer Age Management Services, Ltd.	28,000	1,257,018
EPL, Ltd.	307,821	1,019,865
Gufic Biosciences, Ltd.(a)	163,315	404,035
Gulf Oil Lubricants India, Ltd.	100,176	874,008
HCL Technologies, Ltd.	43,536	599,640
HDFC Bank, Ltd.	32,137	616,029
IndiaMart InterMesh, Ltd.(b)(c)	15,491	1,487,430
L&T Technology Services, Ltd.(b)(c)	28,748	1,431,779
Metropolis Healthcare, Ltd.(b)(c)	83,581	3,195,150
Poly Medicure, Ltd.(a)	33,085	436,421
Polycab India, Ltd.	41,000	1,019,642
Time Technoplast, Ltd.	990,247	1,094,508
Westlife Development, Ltd.(a)	75,255	566,574
WNS Holdings, Ltd., ADR(a)	46,019	3,789,204
		19,339,017

Indonesia (0.98%)
Arwana Citramulia Tbk PT	26,137,200	1,364,466
Bank Central Asia Tbk PT	292,800	604,327
Selamat Sempurna Tbk PT	14,707,600	1,377,963
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	652,010
		3,998,766

Ireland (0.97%)
Keywords Studios PLC(a)	39,519	1,610,599
Uniphar PLC	523,697	2,335,853
		3,946,452

Israel (1.00%)
Max Stock, Ltd.	85,618	350,948
Wix.com, Ltd.(a)	12,427	3,711,199
		4,062,147

Italy (0.64%)
GVS SpA(b)(c)	17,537	268,363
Interpump Group SpA	16,832	1,051,263

		Value
	Shares	(Note 2)
Italy (continued)
Piovan SpA(b)(c)	138,608	$1,266,067
		2,585,693

Japan (7.72%)
AIT Corp.	78,800	800,175
Appier Group, Inc.(a)	12,100	152,208
BASE, Inc.(a)	29,000	301,354
BayCurrent Consulting, Inc.	10,500	4,163,438
Beenos, Inc.	40,700	1,209,444
Charm Care Corp.	68,600	688,470
Coconala, Inc.(a)	19,100	298,761
Creema, Ltd.(a)	17,400	507,543
eGuarantee, Inc.	6,400	136,453
ENECHANGE, Ltd.(a)	16,600	273,880
Funai Soken Holdings, Inc.	51,600	1,179,644
geechs, Inc.	52,900	757,058
gremz, Inc.	116,200	2,321,776
Industrial & Infrastructure Fund Investment Corp.	409	790,001
Japan Lifeline Co., Ltd.	79,700	998,202
Kinjiro Co., Ltd.	29,100	523,882
M&A Capital Partners Co., Ltd.(a)	8,200	394,658
MarkLines Co., Ltd.	24,800	618,050
Medikit Co., Ltd.	20,700	605,688
MonotaRO Co., Ltd.	36,200	830,219
Naigai Trans Line, Ltd.	68,150	1,180,302
Nihon M&A Center, Inc.	50,400	1,396,618
Open Door, Inc.(a)	54,900	985,853
Seria Co., Ltd.	26,800	963,730
Strike Co., Ltd.	10,600	354,122
Synchro Food Co., Ltd.(a)	113,400	361,788
System Information Co., Ltd.	43,600	365,238
Systena Corp.	29,700	547,950
Syuppin Co., Ltd.	119,100	1,215,915
TeamSpirit, Inc.(a)	22,800	189,749
Trancom Co., Ltd.	16,000	1,244,064
User Local, Inc.	28,000	456,351
Vega Corp. Co., Ltd.	81,000	809,225
Visional, Inc.(a)	4,500	227,246
WDB coco Co., Ltd.	11,900	409,485
WealthNavi, Inc.(a)	42,300	1,634,857
YAKUODO Holdings Co., Ltd.	36,200	760,924
YAMADA Consulting Group Co., Ltd.	66,000	703,888
		31,358,209

Luxembourg (0.07%)
Sword Group	5,128	275,869

Netherlands (0.69%)
Aalberts NV	25,244	1,536,818
Shop Apotheke Europe NV(a)(b)(c)	8,316	1,247,908
		2,784,726

New Zealand (0.35%)
CBL Corp., Ltd.(a)(d)	819,006	0

		Value
	Shares	(Note 2)
New Zealand (continued)
NZX, Ltd.	1,059,037	$1,416,634
		1,416,634

Norway (1.59%)
24SevenOffice Group AB(a)	222,199	671,109
CSAM Health Group AS(a)	91,191	950,643
Medistim ASA	12,841	458,568
Nordhealth AS(a)	190,069	860,552
Self Storage Group ASA(a)	694,169	2,207,889
SmartCraft ASA(a)	455,526	1,305,001
		6,453,762

Oman (0.38%)
Tethys Oil AB	230,724	1,535,766

Philippines (1.28%)
AllHome Corp.(a)	3,899,617	569,515
Concepcion Industrial Corp.	1,793,920	748,289
Pryce Corp.	6,894,800	737,965
Puregold Price Club, Inc.	490,700	395,623
Wilcon Depot, Inc.	6,270,400	2,759,804
		5,211,196

Poland (1.16%)
Dino Polska SA(a)(b)(c)	47,357	3,789,789
LiveChat Software SA	27,929	932,296
		4,722,085

Singapore (0.12%)
Riverstone Holdings, Ltd./Singapore	532,300	475,356

South Africa (0.51%)
Clicks Group, Ltd.	73,588	1,331,402
Italtile, Ltd.	665,000	726,218
		2,057,620

South Korea (0.76%)
Douzone Bizon Co., Ltd.	4,900	356,557
Hyundai Ezwel Co., Ltd.	33,500	355,314
LEENO Industrial, Inc.	3,790	589,135
Suprema, Inc.(a)	8,000	195,088
Tokai Carbon Korea Co., Ltd.	9,297	1,573,680
		3,069,774

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sweden (5.71%)
Beijer Alma AB	62,706	1,529,699
Boozt AB(a)(b)(c)	28,618	616,016
Cint Group AB(a)	37,581	502,046
EQT AB	126,813	6,113,493
KNOW IT AB	63,114	2,214,166
Lyko Group AB(a)(c)	16,800	545,467
Nordnet AB publ	34,622	558,640
OEM International AB, Class B	75,349	1,214,911

		Value
	Shares	(Note 2)
Sweden (continued)
Paradox Interactive AB	14,841	$298,772
Sagax AB, Class A	46,209	1,664,048
Sagax AB B	24,922	875,472
Sdiptech AB(a)	15,789	751,080
SwedenCare AB	237,704	3,782,985
Teqnion AB(a)	163,624	1,539,606
Vitec Software Group AB, Class B	19,425	964,661
		23,171,062

Switzerland (0.41%)
Partners Group Holding AG	986	1,685,512

Taiwan (2.69%)
Bioteque Corp.	284,000	1,106,955
Brighten Optix Corp.	125,000	1,171,107
FineTek Co., Ltd.	155,400	486,233
Fuzetec Technology Co., Ltd.	199,000	607,710
GEM Services, Inc./Tw	122,000	519,149
M3 Technology, Inc.	79,000	374,307
momo.com, Inc.	14,100	786,554
Pacific Hospital Supply Co., Ltd.	356,317	904,649
Poya International Co., Ltd.	46,000	982,013
Sporton International, Inc.	249,859	2,162,198
Voltronic Power Technology Corp.	23,047	1,120,827
Wistron Information Technology & Services Corp.	194,000	690,256
		10,911,958

United Arab Emirates (0.13%)
Aramex PJSC	550,033	531,592

United States (29.30%)
4imprint Group PLC(a)	25,771	1,004,805
Align Technology, Inc.(a)	986	686,059
Alpha Teknova, Inc.(a)	100,501	2,233,132
Apollo Global Management, Inc.	14,082	828,867
Array Technologies, Inc.(a)	105,246	1,425,031
Bank of Hawaii Corp.	16,705	1,398,376
Bank of NT Butterfield & Son, Ltd.	73,047	2,420,778
Barrett Business Services, Inc.	26,037	1,906,169
Blackline, Inc.(a)	14,301	1,635,891
Blackstone Group, Inc., Class A	22,489	2,592,307
Bright Health Group, Inc.(a)	32,039	354,992
Cactus, Inc., Class A	22,821	822,469
Cardiovascular Systems, Inc.(a)	29,880	1,203,865
Castle Biosciences, Inc.(a)	19,844	1,386,103
Chewy, Inc.(a)	8,263	691,613
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,000,000	1,000,000
Digital Realty Trust, Inc.	4,875	751,530

		Value
	Shares	(Note 2)
United States (continued)
EPAM Systems, Inc.(a)	8,798	$4,925,120
Equinix, Inc.	2,375	1,948,474
Esquire Financial Holdings, Inc.(a)	21,687	523,307
Etsy, Inc.(a)	6,265	1,149,690
Evolution Petroleum Corp.	236,554	998,258
Exact Sciences Corp.(a)	13,475	1,453,144
ExlService Holdings, Inc.(a)	14,541	1,646,332
Fastenal Co.	21,882	1,198,477
Figs, Inc.(a)	18,745	682,318
First Hawaiian, Inc.	43,436	1,195,793
First Republic Bank	29,265	5,707,260
Five Below, Inc.(a)	2,945	572,567
Freshpet, Inc.(a)	3,361	492,218
Frontage Holdings Corp.(a)(b)(c)	2,507,800	1,952,374
FTI Consulting, Inc.(a)	8,680	1,264,676
Genpact, Ltd.	50,816	2,531,145
Glacier Bancorp, Inc.	28,526	1,470,801
Global Industrial Co.	41,395	1,635,930
Goosehead Insurance, Inc., Class A	11,088	1,332,667
Healthcare Services Group, Inc.	36,567	954,399
Heska Corp.(a)	9,418	2,266,913
Honest Co., Inc.(a)	94,447	1,357,203
Houlihan Lokey, Inc.	18,111	1,613,690
HubSpot, Inc.(a)	725	432,114
I3 Verticals, Inc., Class A(a)	22,900	730,968
IDEXX Laboratories, Inc.(a)	704	477,685
Insperity, Inc.	18,697	1,851,938
Intersect ENT, Inc.(a)	58,123	1,357,172
Joint Corp.(a)	4,664	368,409
Kinsale Capital Group, Inc.	2,339	417,851
LeMaitre Vascular, Inc.	23,085	1,257,209
LGI Homes, Inc.(a)	10,319	1,763,517
Littelfuse, Inc.	5,299	1,409,481
Lululemon Athletica, Inc.(a)	2,592	1,037,241
MaxCyte, Inc.(a)	120,600	1,843,985
Medallia, Inc.(a)	22,134	749,679
Medpace Holdings, Inc.(a)	7,942	1,397,315
Microchip Technology, Inc.	4,713	674,525
Mimecast, Ltd.(a)	21,695	1,205,157
Monolithic Power Systems, Inc.	1,100	494,186
Morningstar, Inc.	2,550	644,207
MSCI, Inc.	1,145	682,374
New Relic, Inc.(a)	21,925	1,514,579
NV5 Global, Inc.(a)	6,730	639,350
NVIDIA Corp.	3,900	760,461
Ollie's Bargain Outlet Holdings, Inc.(a)	14,321	1,333,285
PagerDuty, Inc.(a)	27,702	1,124,424
Paycom Software, Inc.(a)	1,867	746,800
Paylocity Holding Corp.(a)	8,950	1,856,767
PJT Partners, Inc., Class A	38,783	3,031,667
Plumas Bancorp	12,600	393,498
Poshmark, Inc.(a)	37,512	1,471,971
Power Integrations, Inc.	8,289	803,950
ProntoForms Corp.(a)	365,500	333,977

		Value
	Shares	(Note 2)
United States (continued)
Qualtrics International, Inc.(a)	10,725	$447,554
Qualys, Inc.(a)	15,492	1,573,368
Rapid7, Inc.(a)	21,039	2,393,186
Revolve Group, Inc.(a)	28,814	2,005,743
Rexford Industrial Realty, Inc.	19,272	1,185,613
Samsonite International SA(a)(b)(c)	1,208,700	2,245,952
ServiceNow, Inc.(a)	675	396,826
Shoals Technologies Group, Inc.(a)	40,406	1,175,411
Silicon Laboratories, Inc.(a)	4,725	703,978
Squarespace, Inc.(a)	18,357	929,415
SVB Financial Group(a)	3,326	1,829,167
Tabula Rasa HealthCare, Inc.(a)	22,698	975,106
Teladoc Health, Inc.(a)	3,775	560,399
Terreno Realty Corp.	20,508	1,401,927
Traeger, Inc.(a)	161,300	3,582,473
TriMas Corp.(a)	22,010	720,167
Ulta Beauty, Inc.(a)	1,825	612,835
Unity Software, Inc.(a)	2,378	254,731
YETI Holdings, Inc.(a)	14,721	1,418,074
Zendesk, Inc.(a)	3,825	499,277
		118,931,687

Vietnam (1.63%)
FPT Corp.	167,900	687,545
Vietnam Dairy Products JSC	308,062	1,155,484
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	4,760,016
		6,603,045

TOTAL COMMON STOCKS
(Cost $239,045,871)		403,723,641

PREFERRED STOCKS (0.74%)
United States (0.74%)
Dataminr Inc - Private Placement(a)(d)	45,833	2,016,652
Gusto Inc Series E Preferred(a)(d)	32,241	980,127
		2,996,779

TOTAL PREFERRED STOCKS
(Cost $1,892,052)		2,996,779

TOTAL INVESTMENTS (100.20%)
(Cost $240,937,923)		$406,720,420

Liabilities In Excess Of Other Assets (-0.20%)		(824,548)

NET ASSETS (100.00%)		$405,895,872

(a)	Non-Income Producing Security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $29,259,565, representing 7.21% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $32,204,396, representing 7.93% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	26.2%
Financials	19.6%
Consumer	18.9%
Industrials	16.8%
Health Care	15.2%
Energy & Materials	3.5%
Cash, Cash Equivalents, & Other Net Assets	-0.2%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
Capital Markets	11.3%
IT Services	10.8%
Software	9.3%
Professional Services	5.9%
Banks	5.3%
Internet & Direct Marketing Retail	5.2%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	3.6%
Semiconductors & Semiconductor Equipment	3.5%
Pharmaceuticals	3.2%
Trading Companies & Distributors	2.8%
Life Sciences Tools & Services	2.7%
Machinery	2.6%
Specialty Retail	2.1%
Household Durables	2.0%
Oil, Gas & Consumable Fuels	1.9%
Multiline Retail	1.9%
Equity Real Estate Investment Trusts (REITs)	1.8%
Commercial Services & Supplies	1.8%
Food & Staples Retailing	1.7%
Textiles, Apparel & Luxury Goods	1.5%
Hotels, Restaurants & Leisure	1.2%
Food Products	1.1%
Biotechnology	1.1%
Health Care Technology	1.0%
Other Industries (each less than 1%)	11.3%
Cash and Other Assets, Less Liabilities	-0.2%
Total	100%

Grandeur Peak Global Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.68%)
Argentina (0.68%)
Globant SA(a)	11,589	$2,771,625

Australia (0.77%)
Kogan.com, Ltd.	67,127	511,822
Netwealth Group, Ltd.	230,269	2,642,885
		3,154,707

Belgium (1.51%)
Melexis NV	33,611	3,745,897
Warehouses De Pauw CVA	56,942	2,450,629
		6,196,526

Brazil (0.91%)
Locaweb Servicos de Internet SA(b)(c)	346,400	1,663,412
Patria Investments, Ltd.	130,708	2,045,580
		3,708,992

Britain (14.16%)
Abcam PLC(a)	58,678	1,107,624
B&M European Value Retail SA	1,155,489	8,881,952
CVS Group PLC(a)	21,137	705,135
Dechra Pharmaceuticals PLC	172,134	11,891,607
Diploma PLC	47,364	1,947,440
Endava PLC, ADR(a)	74,997	9,646,114
Gamma Communications PLC	78,403	2,261,353
Impax Asset Management Group PLC	166,158	2,785,390
Intertek Group PLC	64,194	4,600,710
Sanne Group PLC	475,956	5,583,760
Softcat PLC	76,924	2,066,861
St. James's Place PLC	292,696	6,456,709
		57,934,655

Canada (0.84%)
Gildan Activewear, Inc.	43,199	1,489,251
Ritchie Bros Auctioneers, Inc.	32,850	1,962,130
		3,451,381

China (7.75%)
CSPC Pharmaceutical Group, Ltd.	1,258,580	1,697,293
Hangzhou Robam Appliances Co., Ltd., Class A	231,300	1,395,402
Hangzhou Tigermed Consulting Co., Ltd., Class A	61,200	1,493,908
Li Ning Co., Ltd.	168,000	1,770,549
Silergy Corp.	119,000	16,021,277
Suofeiya Home Collection Co., Ltd., Class A	512,700	1,517,541

		Value
	Shares	(Note 2)
China (continued)
Trip.com Group, Ltd., ADR(a)	49,075	$1,272,515
WuXi AppTec Co., Ltd., Class H(b)(c)	143,492	3,172,236
Wuxi Biologics Cayman, Inc.(a)(b)(c)	124,000	1,890,840
Yum China Holdings, Inc.	23,875	1,484,786
		31,716,347

France (2.46%)
Alten SA	23,736	3,773,027
BioMerieux	14,037	1,674,302
Bureau Veritas SA	70,887	2,341,065
Esker SA	2,827	895,395
Virbac SA	3,426	1,383,828
		10,067,617

Germany (1.72%)
Dermapharm Holding SE	40,600	3,248,520
Puma SE	12,248	1,503,776
QIAGEN NV(a)	43,490	2,295,837
		7,048,133

Hong Kong (0.81%)
Techtronic Industries Co., Ltd.	156,000	2,788,313
Vitasoy International Holdings, Ltd.	180,300	505,786
		3,294,099

India (6.73%)
Avenue Supermarts, Ltd.(a)(b)(c)	44,500	2,093,470
Bajaj Finance, Ltd.	14,321	1,198,584
Computer Age Management Services, Ltd.	12,799	574,592
HCL Technologies, Ltd.	124,010	1,708,043
HDFC Asset Management Co., Ltd.(b)(c)	37,951	1,455,592
HDFC Bank, Ltd.	88,069	1,688,182
IndiaMart InterMesh, Ltd.(b)(c)	20,488	1,967,236
Marico, Ltd.	192,487	1,414,132
Metropolis Healthcare, Ltd.(b)(c)	101,966	3,897,975
Nippon Life India Asset Management, Ltd.(b)(c)	278,192	1,491,990
WNS Holdings, Ltd., ADR(a)	122,127	10,055,937
		27,545,733

Indonesia (0.27%)
Bank Tabungan Pensiunan Nasional Syariah	6,659,400	1,091,290

Ireland (1.09%)
Keywords Studios PLC(a)	109,607	4,467,039

Israel (1.10%)
Wix.com, Ltd.(a)	15,025	4,487,066

		Value
	Shares	(Note 2)
Japan (7.32%)
BASE, Inc.(a)	86,800	$901,983
BayCurrent Consulting, Inc.	11,300	4,480,653
Freee KK(a)	18,600	1,593,729
GMO Payment Gateway, Inc.	7,700	986,846
IR Japan Holdings, Ltd.	27,800	3,433,663
M&A Capital Partners Co., Ltd.(a)	76,400	3,677,061
M3, Inc.	23,900	1,553,320
MonotaRO Co., Ltd.	120,500	2,763,575
Nihon M&A Center, Inc.	138,600	3,840,700
Seria Co., Ltd.	77,100	2,772,522
Systena Corp.	135,200	2,494,369
Visional, Inc.(a)	6,500	328,244
WealthNavi, Inc.(a)	28,600	1,105,364
		29,932,029

Netherlands (1.01%)
Aalberts NV	30,284	1,843,646
Shop Apotheke Europe NV(a)(b)(c)	15,115	2,268,173
		4,111,819

Philippines (0.31%)
Wilcon Depot, Inc.	2,924,400	1,287,122

Poland (1.08%)
Dino Polska SA(a)(b)(c)	55,353	4,429,677

South Korea (0.35%)
LEENO Industrial, Inc.	9,328	1,449,986

Sweden (2.08%)
AddTech AB, Class B	62,100	1,291,285
EQT AB	105,181	5,070,642
Sagax AB B	61,668	2,166,303
		8,528,230

Switzerland (0.66%)
Partners Group Holding AG	1,569	2,682,118

Taiwan (1.85%)
ASPEED Technology, Inc.	18,000	1,445,020
momo.com, Inc.	57,200	3,190,846
Voltronic Power Technology Corp.	59,875	2,911,854
		7,547,720

United States (43.61%)
Align Technology, Inc.(a)	2,925	2,035,215
Apollo Global Management, Inc.	42,138	2,480,243
Array Technologies, Inc.(a)	67,333	911,689
Ashtead Group PLC	25,584	1,915,368
Bank of Hawaii Corp.	28,620	2,395,780
Bank of NT Butterfield & Son, Ltd.	95,131	3,152,641
Blackline, Inc.(a)	25,769	2,947,716

		Value
	Shares	(Note 2)
United States (continued)
Blackstone Group, Inc., Class A	31,000	$3,573,370
Cardiovascular Systems, Inc.(a)	54,439	2,193,347
Castle Biosciences, Inc.(a)	40,610	2,836,608
Chewy, Inc.(a)	34,342	2,874,425
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	1,300,000
Elastic NV(a)	8,781	1,300,115
EPAM Systems, Inc.(a)	18,588	10,405,562
Equinix, Inc.	2,500	2,051,025
Etsy, Inc.(a)	14,685	2,694,844
Exact Sciences Corp.(a)	20,808	2,243,935
ExlService Holdings, Inc.(a)	15,558	1,761,477
Fastenal Co.	75,375	4,128,289
Figs, Inc.(a)	27,157	988,515
First Hawaiian, Inc.	64,768	1,783,063
First Republic Bank	62,450	12,178,999
Five Below, Inc.(a)	14,877	2,892,386
Freshpet, Inc.(a)	7,125	1,043,456
Genpact, Ltd.	82,402	4,104,444
Glacier Bancorp, Inc.	44,550	2,296,998
Global Industrial Co.	64,335	2,542,519
Goosehead Insurance, Inc., Class A	30,200	3,629,738
Heska Corp.(a)	16,973	4,085,401
Honest Co., Inc.(a)	131,017	1,882,714
Houlihan Lokey, Inc.	24,325	2,167,357
HubSpot, Inc.(a)	3,242	1,932,297
IDEXX Laboratories, Inc.(a)	2,950	2,001,664
Kinsale Capital Group, Inc.	11,576	2,067,995
LGI Homes, Inc.(a)	26,305	4,495,525
Littelfuse, Inc.	24,052	6,397,591
Lululemon Athletica, Inc.(a)	10,237	4,096,540
MaxCyte Inc(a)	72,900	1,239,300
Medpace Holdings, Inc.(a)	17,125	3,012,973
Microchip Technology, Inc.	15,275	2,186,158
Monolithic Power Systems, Inc.	5,700	2,560,782
MSCI, Inc.	3,100	1,847,476
Ollie's Bargain Outlet Holdings, Inc.(a)	27,977	2,604,659
PagerDuty, Inc.(a)	25,400	1,030,986
Paycom Software, Inc.(a)	11,116	4,446,400
Paylocity Holding Corp.(a)	10,800	2,240,568
PJT Partners, Inc., Class A	57,475	4,492,821
Pool Corp.	8,600	4,109,252
Poshmark, Inc.(a)	46,890	1,839,964
Power Integrations, Inc.	32,625	3,164,299
Qualtrics International, Inc.(a)	80,537	3,360,809
Qualys, Inc.(a)	26,434	2,684,637
Rapid7, Inc.(a)	33,200	3,776,500
Shoals Technologies Group, Inc.(a)	61,216	1,780,773
Silicon Laboratories, Inc.(a)	11,143	1,660,196
Squarespace, Inc.(a)	23,881	1,209,095
SVB Financial Group(a)	5,514	3,032,479
Teladoc Health, Inc.(a)	12,605	1,871,212
Terreno Realty Corp.	30,271	2,069,326

		Value
	Shares	(Note 2)
United States (continued)
Traeger, Inc.(a)	163,400	$3,629,114
Ulta Beauty, Inc.(a)	4,837	1,624,265
YETI Holdings, Inc.(a)	20,375	1,962,724
Zendesk, Inc.(a)	9,221	1,203,617
		178,429,236

Vietnam (0.61%)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,129,305	2,513,940

TOTAL COMMON STOCKS
(Cost $250,538,541)		407,847,087

PREFERRED STOCKS (0.54%)
United States (0.54%)
Dataminr Inc - Private Placement(a)(d)	24,262	1,067,528
Gusto Inc Series E Preferred(a)(d)	37,637	1,144,165
		2,211,693

TOTAL PREFERRED STOCKS
(Cost $1,626,803)		2,211,693

TOTAL INVESTMENTS (100.22%)
(Cost $252,165,344)		$410,058,780

Liabilities In Excess Of Other Assets (-0.22%)		(899,977)

NET ASSETS (100.00%)		$409,158,803

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $24,330,601, representing 5.95% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $24,330,601, representing 5.95% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	32.3%
Financials	24.0%
Consumer	18.1%
Health Care	14.2%
Industrials	11.4%
Energy & Materials	0.2%
Cash, Cash Equivalents, & Other Net Assets	-0.2%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	14.8%
Capital Markets	12.4%
Semiconductors & Semiconductor Equipment	7.9%
Software	7.9%
Banks	7.4%
Professional Services	4.6%
Pharmaceuticals	4.5%
Trading Companies & Distributors	4.1%
Internet & Direct Marketing Retail	3.6%
Multiline Retail	3.5%
Health Care Equipment & Supplies	3.2%
Life Sciences Tools & Services	2.9%
Household Durables	2.7%
Textiles, Apparel & Luxury Goods	2.2%
Health Care Providers & Services	1.8%
Equity Real Estate Investment Trusts (REITs)	1.6%
Food & Staples Retailing	1.6%
Electronic Equipment, Instruments & Components	1.6%
Specialty Retail	1.4%
Insurance	1.4%
Electrical Equipment	1.1%
Machinery	1.1%
Biotechnology	1.1%
Distributors	1.0%
Other Industries (each less than 1%)	4.8%
Cash and Other Assets, Less Liabilities	-0.2%
Total	100%

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (97.93%)
Argentina (0.47%)
Globant SA(a)	20,248	$4,842,512

Australia (1.64%)
Fiducian Group, Ltd.	215,640	1,123,554
HUB24, Ltd.	225,392	3,979,607
Kogan.com, Ltd.	662,167	5,048,812
MNF Group, Ltd.	110,385	445,532
Netwealth Group, Ltd.	199,554	2,290,358
People Infrastructure, Ltd.	1,232,348	3,888,731
		16,776,594

Bangladesh (0.41%)
Square Pharmaceuticals, Ltd.	1,579,730	4,135,126

Belgium (1.31%)
Melexis NV	49,162	5,479,033
Warehouses De Pauw CVA	126,310	5,436,039
X-Fab Silicon Foundries SE(a)(b)(c)	261,964	2,476,724
		13,391,796

Brazil (2.36%)
Fleury SA	826,000	3,723,800
Locaweb Servicos de Internet SA(b)(c)	1,260,400	6,052,437
Neogrid Participacoes SA	3,003,700	3,517,990
Pagseguro Digital, Ltd., Class A(a)	138,675	7,688,142
Patria Investments, Ltd.	199,407	3,120,719
		24,103,088

Britain (20.40%)
Ascential PLC(a)	1,004,600	6,035,252
B&M European Value Retail SA	2,016,893	15,503,347
boohoo Group PLC(a)	1,363,518	4,946,738
Bytes Technology Group PLC(a)	339,088	2,273,721
Clinigen Group PLC	442,273	3,685,506
CVS Group PLC(a)	595,836	19,877,212
Dechra Pharmaceuticals PLC	360,270	24,888,687
Diploma PLC	140,774	5,788,128
Endava PLC, ADR(a)	163,670	21,051,235
Foresight Group Holdings, Ltd.	1,109,119	6,012,571
Gamma Communications PLC	254,024	7,326,733
GlobalData PLC	61,120	1,406,044
Impax Asset Management Group PLC	845,989	14,181,740
JTC PLC(b)(c)	663,047	5,916,935
K3 Capital Group PLC	1,011,260	4,765,188
Made.com Group PLC(a)(b)(c)	1,687,228	3,658,608
On the Beach Group PLC(a)(b)(c)	1,628,381	7,356,257

		Value
	Shares	(Note 2)
Britain (continued)
Pensionbee Group PLC(a)	1,259,004	$2,990,795
Sabre Insurance Group PLC(b)(c)	880,201	2,844,607
Sanne Group PLC	728,208	8,543,098
Softcat PLC	272,484	7,321,336
St. James's Place PLC	283,296	6,249,350
Team17 Group PLC(a)	506,179	6,121,261
Ultra Electronics Holdings PLC	248,157	10,934,610
Victorian Plumbing Group PLC(a)	405,578	1,522,144
Volution Group PLC	1,082,860	7,111,998
		208,313,101

Canada (1.66%)
Gildan Activewear, Inc.	197,000	6,791,415
Pivotree, Inc.(a)	218,800	1,052,260
Richelieu Hardware, Ltd.	159,350	5,557,325
Ritchie Bros Auctioneers, Inc.	31,900	1,905,387
StorageVault Canada, Inc.	414,600	1,611,743
		16,918,130

China (6.07%)
Baozun, Inc.(a)	775,200	6,583,736
CSPC Pharmaceutical Group, Ltd.	3,247,480	4,379,479
Hangzhou Robam Appliances Co., Ltd., Class A	1,297,700	7,828,852
Man Wah Holdings, Ltd.	2,625,600	5,263,938
O2Micro International, Ltd., ADR(a)	198,569	1,542,881
Silergy Corp.	152,199	20,490,943
Suofeiya Home Collection Co., Ltd., Class A	2,251,000	6,662,734
TK Group Holdings, Ltd.	7,310,000	2,643,251
Trip.com Group, Ltd., ADR(a)	130,768	3,390,814
WuXi AppTec Co., Ltd., Class H(b)(c)	146,016	3,228,036
		62,014,664

Colombia (0.44%)
Parex Resources, Inc.	273,275	4,490,331

Denmark (0.06%)
Trifork AS(a)	21,106	615,914

Finland (1.15%)
Musti Group Oyj	283,265	11,707,081

France (5.44%)
Alten SA	47,500	7,550,505
Bureau Veritas SA	185,383	6,122,330
Esker SA	47,970	15,193,525
Neurones	77,697	2,774,267
Thermador Groupe	83,436	9,303,769
Virbac SA	36,192	14,618,650
		55,563,046

		Value
	Shares	(Note 2)
Georgia (0.44%)
Bank of Georgia Group PLC(a)	65,283	$1,361,159
TBC Bank Group PLC(a)	183,446	3,095,597
		4,456,756

Germany (7.32%)
Atoss Software AG	24,867	5,061,955
Dermapharm Holding SE	126,476	10,119,700
Exasol AG(a)	294,269	6,580,114
Fashionette AG(a)	132,020	4,666,954
Friedrich Vorwerk Group SE(a)	94,554	4,930,775
Grand City Properties SA	176,652	4,694,012
Home24 SE(a)	194,560	3,466,579
Nagarro SE(a)	55,164	8,408,847
Nexus AG	63,706	5,070,846
Norma Group SE	108,390	5,732,009
PATRIZIA AG	300,526	7,664,752
QIAGEN NV(a)	157,148	8,295,843
		74,692,386

Greece (0.10%)
Sarantis SA	100,600	1,050,167

Hong Kong (0.22%)
Vitasoy International Holdings, Ltd.	804,338	2,256,367

India (7.18%)
Castrol India, Ltd.	3,506,788	6,522,065
Computer Age Management Services, Ltd.	201,157	9,030,642
EPL, Ltd.	1,115,229	3,694,950
Gulf Oil Lubricants India, Ltd.	203,478	1,775,288
IndiaMart InterMesh, Ltd.(b)(c)	58,144	5,582,926
L&T Technology Services, Ltd.(b)(c)	90,564	4,510,493
Metropolis Healthcare, Ltd.(b)(c)	367,832	14,061,548
Nippon Life India Asset Management, Ltd.(b)(c)	695,602	3,730,629
Polycab India, Ltd.	144,073	3,582,997
Time Technoplast, Ltd.	2,560,734	2,830,348
WNS Holdings, Ltd., ADR(a)	218,100	17,958,354
		73,280,240

Indonesia (1.24%)
Arwana Citramulia Tbk PT	63,783,500	3,329,753
Bank Tabungan Pensiunan Nasional Syariah	13,982,700	2,291,374
Selamat Sempurna Tbk PT	48,677,500	4,560,623
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,428,746
		12,610,496

Ireland (2.95%)
Irish Residential Properties REIT PLC	4,766,689	8,707,934
Keywords Studios PLC(a)	198,679	8,097,173

		Value
	Shares	(Note 2)
Ireland (continued)
Uniphar PLC	2,993,109	$13,350,205
		30,155,312

Israel (0.88%)
Wix.com, Ltd.(a)	30,251	9,034,159

Italy (1.77%)
DiaSorin SpA	15,943	3,236,865
GVS SpA(b)(c)	174,294	2,667,164
Interpump Group SpA	130,321	8,139,362
Piovan SpA(b)(c)	437,003	3,991,652
		18,035,043

Japan (12.17%)
AIT Corp.	392,300	3,983,613
Appier Group, Inc.(a)	31,900	401,276
BayCurrent Consulting, Inc.	29,900	11,855,886
Charm Care Corp.	480,900	4,826,315
Create SD Holdings Co., Ltd.	133,700	4,472,713
eGuarantee, Inc.	200,900	4,283,352
Funai Soken Holdings, Inc.	151,100	3,454,344
gremz, Inc.	307,700	6,148,110
Japan Lifeline Co., Ltd.	533,500	6,681,820
Kinjiro Co., Ltd.	119,300	2,147,737
M&A Capital Partners Co., Ltd.(a)	162,000	7,796,910
MonotaRO Co., Ltd.	129,400	2,967,690
Naigai Trans Line, Ltd.	111,800	1,936,284
Nihon M&A Center, Inc.	180,200	4,993,464
Open Door, Inc.(a)	282,700	5,076,514
Seria Co., Ltd.	286,500	10,302,561
SMS Co., Ltd.	129,200	3,609,662
Strike Co., Ltd.	178,300	5,956,606
Synchro Food Co., Ltd.(a)	644,400	2,055,877
System Information Co., Ltd.	410,500	3,438,763
Systena Corp.	205,600	3,793,213
Syuppin Co., Ltd.	316,400	3,230,190
Trancom Co., Ltd.	88,990	6,919,326
Tsuruha Holdings, Inc.	37,200	4,377,667
User Local, Inc.	209,900	3,421,004
Visional, Inc.(a)	17,200	868,584
YAKUODO Holdings Co., Ltd.	250,200	5,259,206
		124,258,687

Luxembourg (0.34%)
Sword Group	64,997	3,496,618

Malaysia (0.09%)
Scicom MSC Bhd	3,549,500	925,225

Netherlands (1.69%)
Aalberts NV	204,043	12,421,840
Shop Apotheke Europe NV(a)(b)(c)	31,964	4,796,553
		17,218,393

		Value
	Shares	(Note 2)
New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	$1

Norway (1.51%)
24SevenOffice Group AB(a)	285,193	861,370
Nordhealth AS(a)	985,229	4,460,699
Nordic Semiconductor ASA(a)	92,334	3,026,676
Self Storage Group ASA(a)	1,016,072	3,231,741
SmartCraft ASA(a)	1,335,830	3,826,917
		15,407,403

Philippines (1.37%)
Puregold Price Club, Inc.	9,710,100	7,828,689
Robinsons Land Corp.	11,279,400	3,633,057
Wilcon Depot, Inc.	5,738,600	2,525,742
		13,987,488

Poland (1.11%)
Dino Polska SA(a)(b)(c)	105,634	8,453,462
LiveChat Software SA	85,000	2,837,378
		11,290,840

Singapore (0.60%)
Riverstone Holdings, Ltd./Singapore	6,884,800	6,148,277

South Africa (0.45%)
Italtile, Ltd.	4,209,423	4,596,930

South Korea (2.35%)
Douzone Bizon Co., Ltd.	82,416	5,997,148
Hyundai Ezwel Co., Ltd.	317,661	3,369,236
LEENO Industrial, Inc.	23,508	3,654,189
Suprema, Inc.(a)	111,542	2,720,063
Tokai Carbon Korea Co., Ltd.	48,555	8,218,786
		23,959,422

Sweden (4.38%)
AddTech AB, Class B	195,436	4,063,826
Beijer Alma AB	282,509	6,891,744
Boozt AB(a)(b)(c)	121,538	2,616,165
Cint Group AB(a)	458,406	6,123,866
KNOW IT AB	240,208	8,426,980
Lyko Group AB(a)(c)	79,553	2,582,950
OEM International AB, Class B	147,234	2,373,970
Sagax AB B	117,372	4,123,100
Sdiptech AB(a)	51,588	2,454,032
SwedenCare AB	316,445	5,036,123
		44,692,756

Taiwan (2.23%)
Bioteque Corp.	932,000	3,632,684
Poya International Co., Ltd.	125,800	2,685,593
Sporton International, Inc.	1,034,003	8,947,925
Voltronic Power Technology Corp.	85,650	4,165,349

		Value
	Shares	(Note 2)
Taiwan (continued)
Wistron Information Technology & Services Corp.	929,000	$3,305,400
		22,736,951

United States (4.86%)
Bank of NT Butterfield & Son, Ltd.	258,643	8,571,429
EPAM Systems, Inc.(a)	33,820	18,932,436
Frontage Holdings Corp.(a)(b)(c)	11,082,900	8,628,265
Genpact, Ltd.	202,618	10,092,403
Lululemon Athletica, Inc.(a)	8,517	3,408,248
		49,632,781

Vietnam (1.27%)
Vietnam Dairy Products JSC	1,224,917	4,594,439
Vietnam Technological & Commercial Joint Stock Bank(a)	3,772,473	8,397,882
		12,992,321

TOTAL COMMON STOCKS
(Cost $603,666,370)		999,786,402

TOTAL INVESTMENTS (97.93%)
(Cost $603,666,370)		$999,786,402

Other Assets In Excess Of Liabilities (2.07%)		21,113,326

NET ASSETS (100.00%)		$1,020,899,728

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $90,572,461, representing 8.87% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $93,155,411, representing 9.12% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	28.9%
Industrials	18.2%
Consumer	17.7%
Health Care	17.1%
Financials	13.6%
Energy & Materials	2.4%
Cash, Cash Equivalents, & Other Net Assets	2.1%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	15.7%
Capital Markets	7.0%
Software	6.4%
Pharmaceuticals	6.2%
Health Care Providers & Services	5.5%
Professional Services	5.3%
Semiconductors & Semiconductor Equipment	4.4%
Internet & Direct Marketing Retail	4.3%
Machinery	3.9%
Trading Companies & Distributors	3.5%
Food & Staples Retailing	3.0%
Multiline Retail	2.8%
Life Sciences Tools & Services	2.3%
Banks	2.3%
Health Care Equipment & Supplies	2.2%
Real Estate Management & Development	2.1%
Specialty Retail	2.1%
Household Durables	1.9%
Equity Real Estate Investment Trusts (REITs)	1.4%
Commercial Services & Supplies	1.4%
Hotels, Restaurants & Leisure	1.2%
Aerospace & Defense	1.1%
Building Products	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Other Industries (each less than 1%)	9.9%
Cash and Other Assets, Less Liabilities	2.1%
Total	100%

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (98.56%)
Argentina (1.28%)
Globant SA(a)	119,750	$28,639,410

Australia (1.12%)
Kogan.com, Ltd.	667,699	5,090,992
Netwealth Group, Ltd.	1,728,376	19,837,233
		24,928,225

Belgium (2.31%)
Melexis NV	280,417	31,252,063
Warehouses De Pauw CVA	472,796	20,347,856
		51,599,919

Brazil (1.27%)
Locaweb Servicos de Internet SA(b)(c)	2,905,400	13,951,722
Patria Investments, Ltd.	916,953	14,350,314
		28,302,036

Britain (21.26%)
Abcam PLC(a)	996,235	18,805,248
B&M European Value Retail SA	9,706,891	74,614,422
boohoo Group PLC(a)	2,033,853	7,378,661
CVS Group PLC(a)	159,028	5,305,207
Dechra Pharmaceuticals PLC	1,356,085	93,683,001
Diploma PLC	393,793	16,191,372
Endava PLC, ADR(a)	501,973	64,563,767
Gamma Communications PLC	645,556	18,619,564
Impax Asset Management Group PLC	1,161,935	19,478,102
Intertek Group PLC	520,475	37,301,842
Sanne Group PLC	3,730,600	43,766,178
Softcat PLC	857,408	23,037,581
St. James's Place PLC	2,367,814	52,232,643
		474,977,588

Canada (1.60%)
Gildan Activewear, Inc.	461,684	15,916,182
Ritchie Bros Auctioneers, Inc.	333,224	19,903,470
		35,819,652

China (11.09%)
CSPC Pharmaceutical Group, Ltd.	8,999,900	12,137,065
Hangzhou Robam Appliances Co., Ltd., Class A	1,685,400	10,167,794
Hangzhou Tigermed Consulting Co., Ltd., Class A	458,750	11,198,209
Li Ning Co., Ltd.	1,361,000	14,343,553
Silergy Corp.	868,200	116,888,003

		Value
	Shares	(Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	3,957,659	$11,714,273
Trip.com Group, Ltd., ADR(a)	375,575	9,738,660
WuXi AppTec Co., Ltd., Class H(b)(c)	1,340,312	29,630,827
Wuxi Biologics Cayman, Inc.(a)(b)(c)	892,000	13,601,848
Yum China Holdings, Inc.	296,464	18,437,096
		247,857,328

France (4.15%)
Alten SA	237,264	37,715,010
BioMerieux	126,258	15,059,777
Bureau Veritas SA	659,012	21,764,071
Esker SA	23,321	7,386,454
Virbac SA	26,980	10,897,745
		92,823,057

Germany (3.37%)
Dermapharm Holding SE	316,564	25,329,176
PATRIZIA AG	640,237	16,328,895
Puma SE	123,122	15,116,582
QIAGEN NV(a)	349,656	18,458,340
		75,232,993

Hong Kong (1.36%)
Techtronic Industries Co., Ltd.	1,368,500	24,460,299
Vitasoy International Holdings, Ltd.	2,101,600	5,895,508
		30,355,807

India (9.29%)
Avenue Supermarts, Ltd.(a)(b)(c)	324,500	15,265,868
Bajaj Finance, Ltd.	122,529	10,254,960
Computer Age Management Services, Ltd.	79,357	3,562,614
HCL Technologies, Ltd.	912,061	12,562,211
HDFC Asset Management Co., Ltd.(b)(c)	306,419	11,752,547
HDFC Bank, Ltd.	789,291	15,129,801
IndiaMart InterMesh, Ltd.(b)(c)	167,101	16,044,862
Marico, Ltd.	1,372,658	10,084,420
Metropolis Healthcare, Ltd.(b)(c)	703,405	26,889,893
Nippon Life India Asset Management, Ltd.(b)(c)	1,779,720	9,544,934
WNS Holdings, Ltd., ADR(a)	927,620	76,380,231
		207,472,341

Indonesia (0.33%)
Bank Tabungan Pensiunan Nasional Syariah	45,640,900	7,479,269

Ireland (1.43%)
Keywords Studios PLC(a)	786,040	32,035,102

		Value
	Shares	(Note 2)
Israel (1.67%)
Wix.com, Ltd.(a)	124,979	$37,323,729

Italy (0.65%)
Interpump Group SpA	231,829	14,479,172

Japan (11.07%)
BASE, Inc.(a)	673,700	7,000,757
BayCurrent Consulting, Inc.	88,300	35,012,534
Freee KK(a)	135,100	11,575,954
GMO Payment Gateway, Inc.	58,400	7,484,654
IR Japan Holdings, Ltd.	207,800	25,666,013
M&A Capital Partners Co., Ltd.(a)	540,300	26,004,138
M3, Inc.	198,100	12,875,010
MonotaRO Co., Ltd.	1,180,200	27,066,981
Nihon M&A Center, Inc.	1,157,400	32,072,339
Seria Co., Ltd.	730,800	26,279,623
Systena Corp.	1,397,300	25,779,456
Visional, Inc.(a)	35,800	1,807,867
WealthNavi, Inc.(a)	224,800	8,688,319
		247,313,645

Netherlands (1.99%)
Aalberts NV	433,158	26,370,026
Shop Apotheke Europe NV(a)(b)(c)	120,539	18,088,214
		44,458,240

Norway (1.02%)
Nordic Semiconductor ASA(a)	696,792	22,840,597

Philippines (0.45%)
Wilcon Depot, Inc.	23,051,800	10,145,836

Poland (2.06%)
Allegro.eu SA(a)(b)(c)	542,568	9,309,213
Dino Polska SA(a)(b)(c)	457,472	36,609,635
		45,918,848

Singapore (0.12%)
Riverstone Holdings, Ltd./Singapore	3,019,900	2,696,837

South Korea (0.85%)
Douzone Bizon Co., Ltd.	104,500	7,604,130
LEENO Industrial, Inc.	73,428	11,413,976
		19,018,106

Sweden (3.60%)
AddTech AB, Class B	621,500	12,923,249
EQT AB	1,035,713	49,930,405
Sagax AB B	500,496	17,581,663
		80,435,317

Switzerland (1.56%)
Partners Group Holding AG	20,334	34,759,838

		Value
	Shares	(Note 2)
Taiwan (2.94%)
ASPEED Technology, Inc.	157,000	$12,603,790
momo.com, Inc.	443,700	24,751,368
Voltronic Power Technology Corp.	580,190	28,215,927
		65,571,085

United States (9.96%)
Ashtead Group PLC	232,501	17,406,388
Bank of NT Butterfield & Son, Ltd.	821,853	27,236,209
EPAM Systems, Inc.(a)	152,414	85,321,357
Genpact, Ltd.	714,850	35,606,679
Lululemon Athletica, Inc.(a)	90,814	36,341,038
Monolithic Power Systems, Inc.	45,700	20,531,182
		222,442,853

Vietnam (0.76%)
Vietnam Technological & Commercial Joint Stock Bank(a)	7,584,926	16,884,762

TOTAL COMMON STOCKS
(Cost $1,351,667,747)		2,201,811,592

TOTAL INVESTMENTS (98.56%)
(Cost $1,351,667,747)		$2,201,811,592

Other Assets In Excess Of Liabilities (1.44%)		32,251,270

NET ASSETS (100.00%)		$2,234,062,862

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $200,689,563, representing 8.98% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $200,689,563, representing 8.98% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (July 31, 2021) (Unaudited)
Technology	33.5%
Financials	19.0%
Consumer	16.9%
Industrials	15.9%
Health Care	13.3%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	20.8%
Capital Markets	13.0%
Semiconductors & Semiconductor Equipment	9.7%
Professional Services	6.9%
Pharmaceuticals	6.4%
Multiline Retail	4.5%
Trading Companies & Distributors	4.0%
Textiles, Apparel & Luxury Goods	3.7%
Internet & Direct Marketing Retail	3.3%
Life Sciences Tools & Services	3.3%
Banks	3.0%
Machinery	2.9%
Software	2.3%
Food & Staples Retailing	2.3%
Real Estate Management & Development	1.5%
Health Care Providers & Services	1.4%
Electrical Equipment	1.3%
Household Durables	1.0%
Other Industries (each less than 1%)	7.3%
Cash and Other Assets, Less Liabilities	1.4%
Total	100%

Grandeur Peak US Stalwarts Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021 (Unaudited)
		Value
	Shares	(Note 2)
COMMON STOCKS (99.09%)
Argentina (1.36%)
Globant SA(a)	8,750	$2,092,650

Britain (2.81%)
Endava PLC, ADR(a)	33,629	4,325,362

Canada (1.19%)
Gildan Activewear, Inc.	20,644	711,685
Ritchie Bros Auctioneers, Inc.	18,800	1,122,924
		1,834,609

Germany (0.79%)
QIAGEN NV(a)	22,908	1,209,313

Hong Kong (0.90%)
Techtronic Industries Co., Ltd.	77,000	1,376,283

India (1.90%)
WNS Holdings, Ltd., ADR(a)	35,450	2,918,953

Israel (1.92%)
Wix.com, Ltd.(a)	9,887	2,952,654

United States (88.22%)
4imprint Group PLC(a)	19,600	764,199
Align Technology, Inc.(a)	2,775	1,930,845
Alpha Teknova, Inc.(a)	40,030	889,467
Apollo Global Management, Inc.	29,719	1,749,260
Array Technologies, Inc.(a)	59,903	811,087
Ashtead Group PLC	8,425	630,745
Bank of Hawaii Corp.	21,491	1,799,012
Bank of NT Butterfield & Son, Ltd.	63,936	2,118,839
Blackline, Inc.(a)	23,875	2,731,061
Blackstone Group, Inc., Class A	23,425	2,700,200
Cardiovascular Systems, Inc.(a)	40,198	1,619,577
Castle Biosciences, Inc.(a)	27,685	1,933,797
Chewy, Inc.(a)	22,693	1,899,404
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	700,000
Dexcom, Inc.(a)	1,925	992,357
Elastic NV(a)	5,708	845,126
EPAM Systems, Inc.(a)	8,975	5,024,204
Equinix, Inc.	3,125	2,563,781
Etsy, Inc.(a)	12,293	2,255,889
Exact Sciences Corp.(a)	21,750	2,345,520
ExlService Holdings, Inc.(a)	14,275	1,616,216
Fastenal Co.	39,525	2,164,784
Figs, Inc.(a)	19,007	691,855
First Hawaiian, Inc.	40,134	1,104,889
First Republic Bank	26,200	5,109,523

		Value
	Shares	(Note 2)
United States (continued)
Five Below, Inc.(a)	6,625	$1,288,033
Freshpet, Inc.(a)	4,950	724,928
Frontage Holdings Corp.(a)(c)(d)	1,656,200	1,289,386
Genpact, Ltd.	57,700	2,874,037
Glacier Bancorp, Inc.	22,850	1,178,146
Global Industrial Co.	62,575	2,472,964
Goosehead Insurance, Inc., Class A	27,050	3,251,139
Hamilton Lane, Inc., Class A	400	37,200
Heska Corp.(a)	17,500	4,212,250
Honest Co., Inc.(a)	79,015	1,135,445
Houlihan Lokey, Inc.	25,175	2,243,093
HubSpot, Inc.(a)	2,136	1,273,099
IDEXX Laboratories, Inc.(a)	1,335	905,838
Joint Corp.(a)	16,383	1,294,093
Kinsale Capital Group, Inc.	12,663	2,262,182
LeMaitre Vascular, Inc.	36,050	1,963,283
LGI Homes, Inc.(a)	18,326	3,131,913
Littelfuse, Inc.	11,902	3,165,813
Lululemon Athletica, Inc.(a)	6,103	2,442,238
MaxCyte Inc(a)	27,100	460,700
Medpace Holdings, Inc.(a)	11,700	2,058,498
Microchip Technology, Inc.	6,700	958,904
Monolithic Power Systems, Inc.	4,550	2,044,133
Morningstar, Inc.	1,450	366,314
MSCI, Inc.	1,650	983,334
NV5 Global, Inc.(a)	6,901	655,595
Old Dominion Freight Line, Inc.	1,900	511,385
Ollie's Bargain Outlet Holdings, Inc.(a)	24,522	2,282,998
PagerDuty, Inc.(a)	17,595	714,181
Paycom Software, Inc.(a)	10,816	4,326,401
Paylocity Holding Corp.(a)	10,200	2,116,092
PJT Partners, Inc., Class A	48,900	3,822,512
Pool Corp.	7,750	3,703,105
Poshmark, Inc.(a)	35,585	1,396,355
Power Integrations, Inc.	21,025	2,039,215
Qualtrics International, Inc.(a)	57,163	2,385,412
Qualys, Inc.(a)	20,913	2,123,924
Rapid7, Inc.(a)	15,975	1,817,156
Rexford Industrial Realty, Inc.	17,500	1,076,600
Shoals Technologies Group, Inc.(a)	41,647	1,211,511
Silicon Laboratories, Inc.(a)	6,753	1,006,129
Squarespace, Inc.(a)	16,540	837,420
SVB Financial Group(a)	3,955	2,175,092
Teladoc Health, Inc.(a)	7,354	1,091,701
Terreno Realty Corp.	24,999	1,708,932
Traeger, Inc.(a)	60,800	1,350,368
TriMas Corp.(a)	24,050	786,916
Ulta Beauty, Inc.(a)	6,575	2,207,885
WW Grainger, Inc.	3,625	1,611,603
YETI Holdings, Inc.(a)	12,100	1,165,593

		Value
	Shares	(Note 2)
United States (continued)
Zendesk, Inc.(a)	4,966	$648,212
		135,780,893

TOTAL COMMON STOCKS
(Cost $122,201,880)		152,490,717

PREFERRED STOCKS (0.41%)
United States (0.41%)
Gusto Inc Series E Preferred(a)(b)	20,595	626,088

TOTAL PREFERRED STOCKS
(Cost $625,992)		626,088

TOTAL INVESTMENTS (99.50%)
(Cost $122,827,872)		$153,116,805

Other Assets In Excess Of Liabilities (0.50%)		767,035

NET ASSETS (100.00%)		$153,883,840

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2021, these securities had a total aggregate market value of $1,289,386, representing 0.84% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2021, the aggregate market value of these securities was $1,289,386, representing 0.84% of net assets.

Sector Composition (July 31, 2021) (Unaudited)
Technology	33.9%
Financials	24.0%
Consumer	16.7%
Health Care	16.2%
Industrials	8.2%
Energy & Materials	0.5%
Cash, Cash Equivalents, & Other Net Assets	0.5%
Total	100%

Industry Composition (July 31, 2021) (Unaudited)
IT Services	14.7%
Software	12.7%
Banks	8.8%
Capital Markets	8.2%
Health Care Equipment & Supplies	8.0%
Trading Companies & Distributors	4.5%
Semiconductors & Semiconductor Equipment	3.9%
Internet & Direct Marketing Retail	3.6%
Insurance	3.6%
Life Sciences Tools & Services	3.5%
Equity Real Estate Investment Trusts (REITs)	3.5%
Household Durables	2.9%
Distributors	2.4%
Specialty Retail	2.3%
Health Care Providers & Services	2.1%
Electronic Equipment, Instruments & Components	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Biotechnology	1.8%
Multiline Retail	1.5%
Machinery	1.4%
Other Industries (each less than 1%)	6.0%
Cash and Other Assets, Less Liabilities	0.5%
Total	100%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2021, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable,

Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2021:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks*	663,351,897	–	–	663,351,897
Total	$663,351,897	$–	$–	$663,351,897

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks*	70,480,427	–	–	70,480,427
Total	$70,480,427	$–	$–	$70,480,427

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
New Zealand	$217,370	$–	$–	$217,370
Other*	71,184,803	–	–	71,184,803
Total	$71,402,173	$–	$–	$71,402,173

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	1,086,280,809	–	–	1,086,280,809
Preferred Stocks*	–	–	4,252,160	4,252,160
Total	$1,086,280,809	$–	$4,252,161	$1,090,532,970

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
New Zealand	$1,416,634	$–	$–	$1,416,634
Spain	–	–	–	–
United States	117,931,687	–	1,000,000	118,931,687
Other*	283,375,320	–	–	283,375,320
Preferred Stocks*	–	–	2,996,779	2,996,779
Total	$402,723,641	$–	$3,996,779	$406,720,420

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
United States	$177,129,236	$–	$1,300,000	$178,429,236
Other*	229,417,851	–	–	229,417,851
Preferred Stocks*	–	–	2,211,693	2,211,693
Total	$406,547,087	$–	$3,511,693	$410,058,780

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
New Zealand	$–	$–	$1	$1
Other*	999,786,401	–	–	999,786,401
Total	$999,786,401	$–	$1	$999,786,402

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks*	2,201,811,592	–	–	2,201,811,592
Total	$2,201,811,592	$–	$–	$2,201,811,592

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
United States	$135,080,893	$–	$700,000	$135,780,893
Other*	16,709,824	–	–	16,709,824
Preferred Stocks*	–	–	626,088	626,088
Total	$151,790,717	$–	$1,326,088	$153,116,805

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1	$4,252,160	$4,252,161
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	-
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2021	$1	$4,252,160	$4,252,161
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2021	$-	$-	$-

Grandeur Peak Global Reach Fund	Foreign Common Stock	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1	$1,000,000	$2,016,652	$3,016,653
Accrued discount/ premium	-	-	-	-
Realized Gain/(Loss)	-	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-	151	151
Purchases	-	-	979,976	979,976
Sales Proceeds	(1)	-	-	(1)
Transfer into Level 3	-	-	-	-
Transfer out of Level 3	-	-	-	-
Balance as of July 31, 2021	$-	$1,000,000	$2,996,779	$3,996,779
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2021	$-	$-	$150	$150

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1,300,000	$1,067,528	$2,367,528
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	177	177
Purchases	-	1,143,988	1,143,988
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of July 31, 2021	$1,300,000	$2,211,693	$3,511,693
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2021	$-	$176	$176

Grandeur Peak International Opportunities Fund	Common Stock	Total
Balance as of April 30, 2021	$1	$1
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of July 31, 2021	$1	$1
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2021	$-	$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

Grandeur Peak US Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$700,000	$-	$700,000
Accrued discount/ premium	-	-	$-
Realized Gain/(Loss)	-	-	$-
Change in Unrealized Appreciation/(Depreciation)	-	96	$96
Purchases	-	625,992	$625,992
Sales Proceeds	-	-	$-
Transfer into Level 3	-	-	$-
Transfer out of Level 3	-	-	$-
Balance as of July 31, 2021	$700,000	$626,088	$1,326,088
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2021	$-		$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of July 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 07/31/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stock	$4,252,160	Market Approach	Enterprise Value-to-Sales Multiple	19.0x

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 07/31/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stock	$2,016,652	Market Approach	Enterprise Value-to-Sales Multiple	19.0x
Preferred Stock	980,127	Cost	Cost	Cost
Private Investment Fund	1,000,000	Cost/Third-Party Valuation	Third-Party Valuation	Cost

Grandeur Peak Global Stalwarts Fund

Asset Class	Fair Value (USD) at 07/31/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stock	$1,067,528	Market Approach	Enterprise Value-to-Sales Multiple	19.0x
Preferred Stock	1,144,165	Cost	Cost	Cost
Private Investment Fund	1,300,000	Cost/Third-Party Valuation	Third-Party Valuation Cost	Cost

Grandeur Peak US Stalwarts Fund

Asset Class	Fair Value (USD) at 07/31/2021	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stock	$626,088	Cost	Cost	Cost
Private Investment Fund	1,300,000	Cost/Third-Party Valuation	Third-Party Valuation	Cost

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Enterprise Value-to-Sales Multiple	Increase	Decrease
Third-Party Valuation	Increase	Decrease
Cost	Increase	Decrease

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments
July 31, 2021 (Unaudited)

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Special Purpose Vehicle: The Funds may invest in a Special Purpose Vehicle (a “SPV”). A SPV is a separate legal entity created by an organization. The SPV is a distinct company with its own assets and liabilities, as well as its own legal status. Usually, they are created for a specific objective, often to isolate financial risk. As it is a separate legal entity, if the parent company goes bankrupt, the special purpose vehicle can carry on.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.